AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

November 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—92.98%
CONSUMER DISCRETIONARY—18.54%
Auto Components—2.23%
Federal Signal Corp.A	7,183	$112
Remy International, Inc.	7,132	166
Shiloh Industries, Inc.	1,983	46

		324

Distributors—1.16%
Core-Mark Holding Co., Inc.	888	66
DXP Enterprises, Inc.A	629	62
VOXX International Corp.A	2,264	40

		168

Knoll, Inc.	2,108	37
Lancaster Colony Corp.	1,805	156
Lifetime Brands, Inc.	1,691	25
Matthews International Corp., Class A	2,277	96
National Presto Industries, Inc.	409	31

		604

Internet & Catalog Retail—2.27%
1-800-Flowers.com, Inc., Class AA	3,875	20
Global Sources Ltd.A	6,093	47
HSN, Inc.	3,574	205
Insight Enterprises, Inc.A	2,384	57

		329

Leisure Equipment & Products—0.18%
Johnson Outdoors, Inc., Class A	922	26

Media—1.27%
Courier Corp.	673	13
CTC Media, Inc.	13,628	172

		185

Multiline Retail—0.76%
Fred’s, Inc., Class A	2,533	44
Gordmans Stores, Inc.	1,544	16
Stein Mart, Inc.	3,474	51

		111

Specialty Retail—3.19%
America’s Car-Mart, Inc.A	968	41
Cato Corp., Class A	2,125	72
Destination Maternity Corp.	1,049	32
PC Connection, Inc.	1,609	35
Rent-A-Center, Inc.	4,225	144
Shoe Carnival, Inc.	1,612	47
Trans World Entertainment Corp.	7,453	32
West Marine, Inc.A	2,203	30
Winmark Corp.	349	30

		463

Textiles & Apparel—2.07%
Cherokee, Inc.	975	14
Columbia Sportswear Co.	2,504	175
Culp, Inc.B	1,338	27
Delta Apparel, Inc.A	972	16
Perry Ellis International, Inc.	1,235	19
RG Barry Corp.	1,012	19
Weyco Group, Inc.	1,062	31

		301

Total Consumer Discretionary		2,691

CONSUMER STAPLES—4.69%
Beverages—0.78%
Coca-Cola Bottling Co., Consolidated	566	38
National Beverage Corp.	3,515	75

		113

Food & Drug Retailing—1.43%
Arden Group, Inc., Class A	233	30
Spartan Stores, Inc.	1,330	31
Village Super Market, Inc., Class A	885	34
Weis Markets, Inc.	2,182	112

		207

Food Products—0.17%
John B Sanfilippo & Son, Inc.	953	24

Personal Products—2.31%
Female Health Co.	1,843	17
Inter Parfums, Inc.	3,136	114

	Shares	Fair Value
		(000’s)
Hotels, Restaurants & Leisure—1.24%
Einstein Noah Restaurant Group, Inc.	1,467	$23
Interval Leisure Group, Inc.	4,409	119
Monarch Casino & Resort, Inc.A	1,320	23
Nathan’s Famous, Inc.A	288	15

		180

Household Durables—4.17%
Bassett Furniture Industries, Inc.	1,198	19
CSS Industries, Inc.B	933	29
Flexsteel Industries, Inc.	851	24
Helen of Troy Ltd.A	3,030	148
Hooker Furniture Corp.	941	16
Kimball International, Inc.	1,559	23
National American University Holdings, Inc.	3,091	11
Nature’s Sunshine Products, Inc.	1,365	26
Revlon, Inc., Class AA	3,596	95
Steiner Leisure Ltd.A	1,245	74

		337

Total Consumer Staples		681

ENERGY—4.66%
Energy Equipment & Services—1.15%
Blueknight Energy Partners LPC	2,847	26
Bolt Technology Corp.	480	10
Dawson Geophysical Co.A	466	15
Matrix Service Co.A	1,576	35
RigNet, Inc.A	1,667	70
TGC Industries, Inc.	1,484	11

		167

Oil & Gas—3.51%
Adams Resources & Energy, Inc.	478	27
Apco Oil and Gas International, Inc.A	2,333	37
Arabian American Development Co.A	2,351	24
Calumet Specialty Products Partners LPC	3,834	110
CVR Energy, Inc.	4,399	175
Equal Energy Ltd.	4,318	22
North European Oil Royalty TrustD	955	21
Panhandle Oil and Gas, Inc., Class A	455	15
Sabine Royalty TrustD	1,183	61
Warren Resources, Inc.A	5,349	17

		509

Total Energy		676

FINANCIALS—26.41%
Banks—12.65%
1st Source Corp.	2,165	69
Access National Corp.	1,044	16
American National Bankshares, Inc.	445	12
Ames National Corp.	560	13
Bancfirst Corp.	1,085	60
Bank of Kentucky Financial Corp.B	481	16
Bank of Marin Bancorp	322	15
Bar Harbor Bankshares	349	14
Bryn Mawr Bank Corp.	1,082	33
C&F Financial Statutory Trust IB	287	15
Center Bancorp, Inc.B	1,164	19
Central Pacific Financial Corp.B	5,561	110
Century Bancorp, Inc.	593	21
Chemical Financial Corp.	3,265	105
Chemung Financial Corp.	357	12
Citizens & Northern Corp.	884	18
City Holding Co.B	1,161	57
CNB Financial Corp.	807	16
CoBiz Financial, Inc.	3,104	37
Community Trust Bancorp, Inc.	1,258	58
Enterprise Bancorp, Inc.	551	11
Enterprise Financial Services Corp.	1,862	36
ESB Financial Corp.	1,293	19
Farmers National Banc Corp.	1,591	10
Fidelity Southern Corp.	1,992	36
Financial Institutions, Inc.	1,282	33
First Bancorp, Inc.	543	10
First Citizens BancShares, Inc., Class A	776	173
First Community Bancshares, Inc.B	1,799	31
First Defiance Financial Corp.	710	19
First Financial Corp.	1,049	39

	Shares	Fair Value
		(000’s)
First Financial Northwest, Inc.	1,884	$20
First Merchants Corp.	2,527	54
German American Bancorp, Inc.	873	26
Great Southern Bancorp, Inc.	1,141	34
Hingham Institution for Savings	215	17
Home Bancorp, Inc.A	548	10
Horizon Bancorp	916	22
MainSource Financial Group, Inc.	1,821	33
Mercantile Bank Corp.	714	16
Merchants Bancshares, Inc.	346	11
MidSouth Bancorp, Inc.	906	16
NASB Financial, Inc.A	1,126	34
National Bankshares, Inc.	413	16
Northrim BanCorp, Inc.B	559	15
Penns Woods Bancorp, Inc.	257	13
Peoples Bancorp, Inc.	989	24
Republic Bancorp, Inc., Class A	1,604	40
S.Y. Bancorp, Inc.	1,101	37
Sandy Spring Bancorp, Inc.	2,030	59
TowneBank	2,964	45
Trico Bancshares	1,233	34
Univest Corp of Pennsylvania	1,064	22
Washington Trust Bancorp, Inc.	1,144	42
Waterstone Financial, Inc.A	4,197	48
West Bancorporation, Inc.	1,049	17

		1,838

Diversified Financials—4.11%
Cascade BancorpA	6,258	32
Credit Acceptance Corp.A	1,108	143
Diamond Hill Investment Group, Inc.	227	28
ExlService Holdings, Inc.A	1,260	33
EZCORP, Inc., Class AA	5,770	67
FBR & Co.A	2,764	78
Heartland Financial USA, Inc.	1,451	43
MicroFinancial, Inc.	1,325	12
MidWestOne Financial Group, Inc.	808	23
Nicholas Financial, Inc.	1,240	20
Pzena Investment Management, Inc., Class A	1,845	17
Texas Pacific Land TrustD	466	46
Tree.com, Inc.	956	29
Westwood Holdings Group, Inc.	446	26

		597

Insurance—2.54%
Baldwin & Lyons, Inc., Class B	1,257	35
Crawford & Co., Class B	4,223	44
EMC Insurance Group, Inc.	1,453	45
Fortegra Financial Corp.A B	2,127	16
Independence Holding Co.	1,808	26
Investors Title Co.	429	34
National Western Life Insurance Co., Class A	478	101
Safety Insurance Group, Inc.	1,205	68

		369

Real Estate—7.11%
Alexander’s, Inc.E	401	129
Amerco, Inc.	686	159
American Assets Trust, Inc.E	3,670	114
Ashford Hospitality Prime, Inc.E	1,138	23
Ashford Hospitality Trust, Inc.E	5,928	49
Cedar Realty Trust, Inc.E	9,693	56
Franklin Street Properties Corp.E	5,179	67
Getty Realty Corp.	2,864	53
Gladstone Commercial Corp.	3,258	59

	Shares	Fair Value
		(000’s)
Heritage Oaks BancorpA	2,353	$19
National Health Investors, Inc.E	1,139	67
Regional Management Corp.A	1,113	37
Select Income REITE	2,510	69
UMH Properties, Inc.E	2,382	23
Winthrop Realty TrustE	9,379	108

		1,032

Total Financials		3,836

HEALTH CARE—6.50%
Biotechnology—1.27%
Acorda Therapeutics, Inc.A	1,048	36
Maxygen, Inc.F	4,647	0
Neogen Corp.A	734	37
PDL BioPharma, Inc.	10,267	101
Repligen Corp.A	720	10

		184

Health Care Equipment & Supplies—2.27%
Abaxis, Inc.	393	14
ArthroCare Corp.A	646	24
Atrion Corp.	75	21
Computer Programs and Systems, Inc.	181	11
CONMED Corp.	814	33
Exactech, Inc.A	397	10
Given Imaging Ltd.	679	16
Masimo Corp.	1,279	37
Meridian Bioscience, Inc.	986	24
Natus Medical, Inc.A	728	17
Nutraceutical International Corp.	683	17
PhotoMedex, Inc.A	700	9
Staar Surgical Co.A	558	7
STERIS Corp.	1,758	81
Vascular Solutions, Inc.A	416	9

		330

Health Care Providers & Services—1.80%
Bio-Reference Labs, Inc.A	532	16
Cantel Medical Corp.	983	37
Corvel Corp.A	600	28
IPC The Hospitalist Co., Inc.A	466	29
LHC Group, Inc.A	568	13
National Healthcare Corp.	631	35
Select Medical Holdings Corp.	10,383	90
US Physical Therapy, Inc.	396	13

		261

Pharmaceuticals—1.16%
Insys Therapeutics, Inc.A	329	15
MWI Veterinary Supply, Inc.A	315	57
PharMerica Corp.A	914	21
Sagent Pharmaceuticals, Inc.A	1,599	36
Santarus, Inc.A	1,216	39

		168

Total Health Care		943

INDUSTRIALS—15.16%
Aerospace & Defense—0.05%
KVH Industries, Inc.A	501	7

Air Freight & Couriers—0.28%
Air Transport Services Group, Inc.A	5,161	40

Building Products—0.39%
AAON, Inc.	1,529	47
Omega Flex, Inc.	444	9

		56

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies—8.13%
American Public Education, Inc.A	1,241	$56
Bridgepoint Education, Inc.A	4,075	75
CDI Corp.	788	12
Ceco Environmental Corp.	1,880	30
Collectors Universe, Inc.	514	9
Corinthian Colleges, Inc.A	4,474	8
Costa, Inc.A	715	16
CSG Systems International, Inc.B	1,648	48
Deluxe Corp.	2,556	127
Dice Holdings, Inc.A	2,102	15
Electro Rent Corp.	772	16
Ennis, Inc.	1,597	30
Franklin Covey Co.A	869	18
G&K Services, Inc., Class A	936	56
Herman Miller, Inc.	2,394	76
Insperity, Inc.	1,016	36
Intersections, Inc.	980	8
Kelly Services, Inc., Class A	1,931	45
Kforce, Inc.	1,463	30
McGrath Rentcorp	1,273	50
Mine Safety Appliances Co.	1,641	82
Monotype Imaging Holdings, Inc.	1,309	41
Multi-Color Corp.	865	33
PHI, Inc.A	1,129	48
Resources Connection, Inc.	1,572	22
TeleTech Holdings, Inc.A	2,550	65
TRC Co. Inc.A	2,851	22
United Stationers Supply Co.	2,388	107

		1,181

Diversified Manufacturing—0.33%
Myers Industries, Inc.	2,386	48

Electrical Equipment—1.49%
Chase Corp.	650	21
Coleman Cable, Inc.	1,126	28
Franklin Electric Co., Inc.	2,208	97
Houston Wire & Cable Co.	763	10
Powell Industries, Inc.	507	35
Preformed Line Products Co.	348	25

		216

Industrial Conglomerates—1.45%
ICF International, Inc.A	1,109	40
Park-Ohio Industries, Inc.A	1,002	43
Raven Industries, Inc.	1,557	62
Standex International Corp.	629	37
US Ecology, Inc.	748	29

		211

Machinery—2.49%
Alamo Group, Inc.	570	33
Applied Industrial Technologies, Inc.	1,832	89
Columbus McKinnon Corp.A	1,726	48
Hardinge, Inc.	897	14
Hurco Co., Inc.	492	13
Kadant, Inc.	642	27
L.B. Foster Co., Class A	558	26
Lydall, Inc.A	944	17
Sun Hydraulics Corp.	1,173	50
Tennant Co.	686	45

		362

Marine—0.20%
StealthGas, Inc.A	2,345	29

	Shares	Fair Value
		(000’s)
Road & Rail—0.35%
Universal Truckload Services, Inc.	1,785	$51

Total Industrials		2,201

INFORMATION TECHNOLOGY—8.18%
Communications Equipment—1.27%
Aware, Inc.	1,891	11
Black Box Corp.	770	22
InterDigital, Inc.	1,500	51
Mitel Networks Corp.A	3,578	31
Plantronics, Inc.	1,584	70

		185

Electronic Equipment & Instruments—1.18%
Daktronics, Inc.	1,290	20
ePlus, Inc.	482	26
Measurement Specialties, Inc.A	528	29
MTS Systems Corp.	596	41
Rofin-Sinar Technologies, Inc.A	1,163	30
Tessco Technologies, Inc.	429	17
Zygo Corp.A	542	9

		172

Internet Software & Services—0.14%
eGain Corp.A	740	9
XO Group, Inc.A	788	12

		21

IT Consulting & Services—2.57%
Computer Task Group, Inc.	510	10
iGATE Corp.A	3,032	102
Lionbridge TechnologiesA	2,349	13
Sykes Enterprises, Inc.A	1,965	44
Syntel, Inc.	1,992	175
Virtusa Corp.A	785	28

		372

Semiconductor Equipment & Products—2.12%
Amkor Technology, Inc.A	14,122	85
ATMI, Inc.A	1,315	40
Brooks Automation, Inc.	4,643	49
Cabot Microelectronics Corp.	880	40
GSI Group, Inc.A	1,482	16
MA COM Technology Solutions Holdings, Inc.A	2,248	36
Nova Measuring Instruments Ltd.A	1,056	10
PDF Solutions, Inc.A	1,352	31

		307

Software—0.90%
American Software, Inc., Class A	786	8
EPIQ Systems, Inc.B	1,738	29
Magic Software Enterprises Ltd.	2,178	14
Pegasystems, Inc.	1,137	58
Sapiens International Corp., N.V.	1,623	11
VASCO Data Security International, Inc.A	1,340	10

		130

Total Information Technology		1,187

MATERIALS—4.04%
Chemicals—2.75%
American Pacific Corp.	639	26
Hawkins, Inc.	836	32
Innospec, Inc.	2,094	102
KMG Chemicals, Inc.	759	14
Quaker Chemical Corp.	965	78
Stepan Co.	1,880	120

	Shares	Fair Value
		(000’s)
Zep, Inc.	1,397	$27

		399

Construction Materials—0.14%
United States Lime & Minerals, Inc.A	369	21

Containers & Packaging—0.12%
UFP Technologies, Inc.A	679	17

Metals & Mining—1.03%
AMCOL International Corp.	2,490	78
Hallador Energy Co.	3,441	27
NN, Inc.	1,074	21
Northwest Pipe Co.A B	585	23

		149

Total Materials		586

TELECOMMUNICATION SERVICES—0.74%
Diversified Telecommunication Services—0.62%
Hawaiian Telcom Holdco, Inc.A	1,253	38
IDT Corp., Class B	1,503	33
Premiere Global Services, Inc.A	2,161	20

		91

Wireless Telecommunication Services—0.12%
USA Mobility, Inc.	1,130	17

Total Telecommunication Services		108

UTILITIES—4.06%
Electric—1.63%
MGE Energy, Inc.	2,440	136
Otter Tail Corp.	3,378	100

		236

Gas—1.77%
Delta Natural Gas Co., Inc.	671	15
Southwest Gas Corp.	4,549	242

		257

Water—0.66%
Consolidated Water Co., Ltd.	2,645	33
Middlesex Water Co.	1,728	38
York Water Co.	1,134	25

		96

Total Utilities		589

Total Common Stock (Cost $11,690)		13,498

SHORT-TERM INVESTMENTS—5.77% (Cost $837)
JPMorgan U.S. Government Money Market Fund, Capital Class	836,865	837

TOTAL INVESTMENTS —98.75% (Cost $12,527)		14,335
OTHER ASSETS, NET OF LIABILITIES—1.25%		182

TOTAL NET ASSETS—100.00%		$14,517

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $464 or 3.20% of net assets. The Fund has no right to demand registration of these securities.
C	Limited Partnership.
D	Royalty Trust.
E	REIT - Real Estate Investment Trust.
F	Valued at fair value pursuant to procedures approved by the Board of Trustees.

Futures Contracts Open on November 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	6	December, 2013	$685	$20

				$685	$20

American Beacon Zebra Global Equity Fund

November 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia—3.18%
Common Stocks—(Cost $236)
BHP Billiton Ltd., ADRA	2,619	$89
Iluka Resources LimitedB	1,353	11
Leighton Holdings Ltd.B	1,034	15
Sonic Healthcare Ltd.	1,253	19
Wesfarmers LimitedB	721	29
Woodside Petroleum Ltd.B	944	32
Woolworths Holdings Ltd.B	828	25

Total Australia		220

Austria—0.17%
Common Stocks—(Cost $11)
Raiffeisen Bank International AG	178	6
Verbund AGB	259	6

Total Austria		12

Belgium—1.01%
Common Stocks—(Cost $60)
Belgacom S.A.B	1,378	41
Colruyt S.A.B	518	29

Total Belgium		70

Bermuda—0.19%
Common Stocks—(Cost $14)
Cheung Kong Infrastructure Holdings Ltd.	2,000	13

Canada—3.10%
Common Stocks—(Cost $206)
Agrium, Inc.	353	32
Canadian National Railway Co.	428	48
IAMGOLD Corp.	6,318	28
Imperial Oil Ltd.	566	24
Silver Wheaton Corp.	1,421	29
Suncor Energy, Inc.	1,497	53

Total Canada		214

Finland—0.48%
Common Stocks—(Cost $30)
Kone Oyj-BB	106	10
Orion Corp., Class BB	270	7
Pohjola Bank PLC, Class AB D	340	6
Sampo OYJ, Class A	206	10

Total Finland		33

France—5.93%
Common Stocks—(Cost $345)
Air Liquide S.A.	258	36
Casino Guichard PerrachonB	187	21
Christian DiorB	193	38
CNP AssurancesB	1,404	27
Dassault Systems S.A.B	206	24
EDF S.A.	1,361	51
Imerys S.A.B	330	27
LVMH Moet Hennessy Louis VuittonB	323	60

	Shares	Fair Value
		(000’s)
NatixisB	4,102	$23
Rexel S.A.	789	20
Societe BIC S.A., ADRA B	195	24
Total S.A.	988	59

Total France		410

Germany—2.92%
Common Stocks—(Cost $174)
Axel Springer AGB	453	27
BASF SEB	337	35
Hannover Rueckversicheru-RegB	308	26
Hugo Boss AGB	221	30
SAP AG	406	34
Suedzucker AGB	839	21
United Internet AGB	725	29

Total Germany		202

Hong Kong—0.91%
Common Stocks—(Cost $69)
ASM Pacific Technology Ltd.	1,100	9
Hopewell Holdings Ltd.	4,000	13
PCCW Ltd.	23,000	10
Sino Land Co., Ltd.	10,000	14
Wharf Holdings Ltd.	2,000	17

Total Hong Kong		63

Ireland—0.91%
Common Stocks—(Cost $61)
Accenture PLC Class A D	814	63

Italy—1.17%
Common Stocks—(Cost $61)
Exor SpAB	800	31
Luxottica Group SpA, ADRA	932	50

Total Italy		81

Japan—7.31%
Common Stocks—(Cost $459)
Asahi Kasei Corp.	3,000	24
Central Japan Railway Co.	200	24
Daihatsu Motor Co. Ltd.	1,000	18
Gunma Bank Ltd.	3,000	17
Hankyu Hanshin Holdings, Inc.	3,000	17
Hino Motors Ltd.	1,000	15
Hoya Corp.	800	22
Idemitsu Kosan Co., Ltd.	200	18
Inpex Corp.	2,000	23
Itochu Techno Solutions Corp.B	400	15
Japan Tobacco, Inc.	1,400	48
Kansai Paint Co., Ltd	1,000	14
Mitsubishi Electric Corp.B	2,000	23
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	19
NTT DOCOMO, Inc.B	3,100	51
Osaka Gas Co., Ltd.	4,000	16
Otsuka Holdings Co., Ltd.	700	20
Shimamura Co. Ltd.B	100	10
Tokyo Gas Co., Ltd.	4,000	20
Toto Ltd.B	2,000	29

	Shares	Fair Value
		(000’s)
Toyota Tshusho Corp.B	700	$18
Yahoo Japan Corp.	5,400	26
Yamaguchi FinancialB	2,000	18

Total Japan		505

Singapore—0.78%
Common Stocks—(Cost $60)
Jardine Cycle & Carriage Ltd.	1,000	27
Oversea-Chinese Banking Corp., Ltd.	2,000	17
Singapore Technologies Engineering Ltd.	3,000	10

Total Singapore		54

Spain—1.19%
Common Stocks—(Cost $67)
Acciona S.A.	587	36
Zardoya Otis S.A.B	2,698	46

Total Spain		82

Sweden—1.37%
Common Stocks—(Cost $81)
Atlas Copco AB, Class BB	791	20
Hennes & Mauritz ABB	1,011	43
Nordea Bank ABB	2,460	32

Total Sweden		95

Switzerland—4.04%
Common Stocks—(Cost $226)
ACE Ltd.	361	37
EMS Chemie Holdings AG Reg.B	41	14
Garmin Ltd.	898	44
Kuehne + Nagel International AGB	167	22
Nestle S.A. Reg	1,486	108
Sika AG BRB	6	20
TE Connectivity Ltd.	644	34

Total Switzerland		279

United Kingdom—7.76%
Common Stocks—(Cost $489)
AstraZeneca PLC, ADRA B D	925	53
BAE Systems PLC D	3,769	26
British American Tobacco PLC D	1,196	64
BT Group PLC D	6,558	40
Bunzl PLC D	761	17
Fresnillo PLCB D	1,218	17
HSBC Holdings PLC D	5,249	58
Prudential PLC D	2,088	45
Reckitt Benckiser Group PLC D	477	38
Royal Dutch Shell PLC, Class B D	2,273	80
Sage Group PLCB D	2,970	17
Standard Chartered PLC D	1,709	41
Unilever PLC D	998	40

Total United Kingdom		536

United States—50.66%
Common Stocks—(Cost $2,992)
3M Co.	410	55
Abbott Laboratories	1,204	46
AbbVie, Inc.	871	42
Activision Blizzard, Inc.	1,886	32
Alliant Energy Corp.	592	30
Amgen, Inc.	372	42
Arch Capital Group Ltd.B	614	36
Arrow Electronics, Inc.	559	29

	Shares	Fair Value
		(000’s)
AT&T, Inc.	1,956	$69
Bed Bath & Beyond, Inc.B	390	30
Berkshire Hathaway, Inc., Class BB	498	59
Brown-Forman Corp., Class B	421	32
C.H. Robinson Worldwide, Inc.	538	32
CA, Inc.	1,058	35
Chevron Corp.	439	54
Chubb Corp.	332	32
Cincinnati Financial Corp.	842	44
Cintas Corp.	696	39
Cisco Systems, Inc.	2,124	45
Colgate-Palmolive Co.	662	44
ConocoPhillips	490	36
Continental Resources, Inc.B	397	43
CVS Caremark Corp.	647	43
Danaher Corp.	522	39
Dentsply International, Inc.	693	33
DIRECTVB	603	41
Discovery Communications, Inc.B	313	27
DTE Energy Co.	582	39
Eli Lilly & Co.	856	43
Emerson Electric Co.	639	43
Everest Re Group Ltd.	266	42
Exxon Mobil Corp.	841	79
FLIR Systems, Inc.	889	26
FMC Corp.	679	49
Franklin Resources, Inc.	783	43
Genuine Parts Co.C	358	30
Harris Corp.	449	29
Henry Schein, Inc.B	265	30
HollyFrontier Corp.	604	29
Illinois Tool Works, Inc.	492	39
Integrys Energy Group, Inc.	529	28
Intel Corp.	2,341	56
International Business Machines Corp.	375	67
International Flavors & Fragrances, Inc.	403	36
Intuit, Inc.	463	34
Johnson & Johnson	426	40
LKQ Corp.B	1,386	46
Marathon Oil Corp.	772	28
Marathon Petroleum Corp.	450	37
Marsh & McLennan Cos., Inc.	665	32
Mattel, Inc.	764	35
McDonald’s Corp.	435	42
Medtronic, Inc.	744	42
Microsoft Corp.	2,523	97
Moody’s Corp.	687	52
NIKE, Inc., Class B	584	47
Northrop Grumman Corp.	293	33
Occidental Petroleum Corp.	457	43
Patterson Cos., Inc.	737	31
PepsiCo, Inc.	612	51
PetSmart, Inc.	489	36
Philip Morris International, Inc.	654	56
Phillips 66	630	44
Procter & Gamble Co.	419	35
Public Service Enterprise Group, Inc.	886	29
Qualcomm, Inc.	1,144	84
Rockwell Collins, Inc.	401	29
Ross Stores, Inc.	479	37
SCANA Corp.	578	27
Schlumberger Ltd.	388	34
Sigma-Aldrich Corp.	406	35
Sirius XM Holdings, Inc.	9,063	34
SLM Corp.	1,211	32

	Shares	Fair Value
		(000’s)
Synopsys, Inc.B	991	$36
T. Rowe Price Group, Inc.	459	37
TJX Cos., Inc.	667	42
Travelers Cos., Inc.	338	31
U.S. Bancorp	1,091	43
United Technologies Corp.	399	44
VF Corp.	147	34
Viacom, Inc., Class B	429	34
Wal-Mart Stores, Inc.	1,057	86
Wells Fargo & Co.	1,163	51
WR Berkley Corp.	693	30
Xylem, Inc.	944	33

Total United States		3,500

SHORT-TERM INVESTMENTS—6.11% (Cost $422)
JPMorgan U.S. Government Money Market Fund, Capital Class	421,803	422

TOTAL INVESTMENTS —99.19% (Cost $6,063)		6,854
OTHER ASSETS, NET OF LIABILITIES—0.82%		56

TOTAL NET ASSETS—100.00%		$6,910

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $30 or 0.43% of net assets. The Fund has no right to demand registration of these securities.
D	Public Limited Company

Futures Contracts Open on November 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	2	December, 2013	$187	$1
S&P 500 Mini E Index Futures	Long	2	December, 2013	181	4

				$368	$5

American Beacon London Company Income Equity Fund

November 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—1.34%
FINANCIALS—1.34%
Diversified Financials—0.88%
Aegon N.V., 8.00%, Due 2/15/2042	22,982	$627
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	25,490	628

		1,255

Insurance—0.46%
Montpelier Re Holdings Ltd., 8.875%, Due 5/10/2016	24,220	663

Total Financials		1,918

Total Preferred Stock (Cost $1,934)		1,918

COMMON STOCK—92.16%
CONSUMER DISCRETIONARY—9.83%
Hotels, Restaurants & Leisure—2.76%
Carnival Corp.	109,490	3,954

Leisure Equipment & Products—4.22%
Hasbro, Inc.	112,247	6,041

Specialty Retail—2.85%
Lowe’s Cos., Inc.	85,933	4,080

Total Consumer Discretionary		14,075

CONSUMER STAPLES—12.52%
Beverages—1.97%
Coca-Cola Co.	70,240	2,823

Tobacco—10.55%
Altria Group, Inc.	127,040	4,698
Lorillard, Inc.	105,121	5,395
Philip Morris International, Inc.	28,499	2,438
Reynolds American, Inc.	50,892	2,568

		15,099

Total Consumer Staples		17,922

ENERGY—5.76%
Chevron Corp.	29,356	3,594
ConocoPhillips	63,949	4,656

Total Energy		8,250

FINANCIALS—17.89%
Diversified Financials—10.47%
BlackRock, Inc., Class A	16,532	5,005
Federated Investors, Inc., Class B	166,880	4,554
Wells Fargo & Co.	123,836	5,451

		15,010

Insurance—3.15%
Cincinnati Financial Corp.	86,031	4,509

Real Estate—4.27%
Corrections Corp. of AmericaA	113,260	3,777
Hatteras Financial Corp.A	94,784	1,584
Vornado Realty Trust A	38,000	751

		6,112

Total Financials		25,631

	Shares	Fair Value
		(000’s)
HEALTH CARE—9.06%
Bristol-Myers Squibb Co.	106,595	$5,477
Johnson & Johnson	20,633	1,953
Pfizer, Inc.	174,623	5,541

Total Health Care		12,971

INDUSTRIALS—3.37%
General Dynamics Corp.	52,575	4,819

INFORMATION TECHNOLOGY—14.58%
Communications Equipment—5.53%
Cisco Systems, Inc.	167,010	3,549
Corning, Inc.	256,650	4,384

		7,933

Computers & Peripherals—1.52%
International Business Machines Corp.	12,077	2,170

IT Consulting & Services—2.38%
Paychex, Inc.	78,011	3,411

Semiconductor Equipment & Products—2.77%
Intel Corp.	166,201	3,962

Software—2.38%
Microsoft Corp.	89,218	3,402

Total Information Technology		20,878

MATERIALS—8.93%
Chemicals—6.92%
Albemarle Corp.	83,875	5,763
NewMarket Corp.	12,801	4,147

		9,910

Paper & Forest Products—2.01%
MeadWestvaco Corp.	82,085	2,882

Total Materials		12,792

TELECOMMUNICATION SERVICES—2.19%
Verizon Communications, Inc.	63,144	3,133

UTILITIES—8.03%
Electric—4.56%
Dominion Resources, Inc.	55,858	3,626
Duke Energy Corp.	41,501	2,903

		6,529

Gas—3.47%
Kinder Morgan Management LLCB C	64,915	4,971

Total Utilities		11,500

Total Common Stock (Cost $122,115)		131,971

SHORT-TERM INVESTMENTS—9.49% (Cost $13,588)
JPMorgan U.S. Government Money Market Fund, Capital Class	13,587,553	13,588

Fair Value
(000’s)
TOTAL INVESTMENTS —102.99% (Cost $137,637)	147,477
LIABILITIES, NET OF OTHER ASSETS—(2.99%)	(4,283)

TOTAL NET ASSETS—100.00%	$143,194

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Limited Liability Company.
C	Non-income producing security.

Futures Contracts Open on November 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	77	December, 2013	$6,946	$36

				$6,946	$36

American Beacon SiM High Yield Opportunities Fund

November 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—0.85%
FINANCIALS- 0.48%
Real Estate Investment Trusts—0.48%
Omega Healthcare Investors, Inc.A	82,500	$2,696

MANUFACTURING- 0.37%
Basic Materials—0.37%
CVR Partners LP	117,600	2,062

Total Common Stock (Cost $4,030)		4,758

PREFERRED STOCKS—2.68% (Cost $10,835)
TRANSPORTATION- 2.68%
Airlines—2.68%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030	314,250	15,025

	Par AmountD	Fair Value
	(000’s)	(000’s)
DOMESTIC CONVERTIBLE OBLIGATIONS—0.96% (Cost $5,423)
Manufacturing—0.96%
AuRico Gold, Inc., 3.50%, Due 10/1/2016	$5,600	5,369

DOMESTIC OBLIGATIONS—66.81%
Consumer—7.28%
Beverages & More, Inc., 10.00%, Due 11/15/2018B	2,850	2,864
Constellation Brands, Inc.,
6.00%, Due 5/1/2022	9,000	9,619
4.25%, Due 5/1/2023	4,000	3,760
North Atlantic Trading Co. Inc,
11.50%, Due 7/15/2016B	4,060	4,405
19.00%, Due 1/15/2017B	7,800	8,853
Simmons Foods, Inc., 10.50%, Due 11/1/2017B	10,810	11,351

		40,852

Energy—1.28%
Saratoga Resources, Inc., 12.50%, Due 7/1/2016	7,665	7,167

Finance—1.60%
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024	3,000	3,030
TMX Finance LLC, 8.50%, Due 9/15/2018B C	5,600	5,950

		8,980

Manufacturing—16.54%
ADS Tactical, Inc., 11.00%, Due 4/1/2018B	11,750	10,545
Crown Americas LLC, 4.50%, Due 1/15/2023	9,000	8,348
Ducommun, Inc., 9.75%, Due 7/15/2018	7,450	8,307
Interface Security Systems Holdings, Inc., 9.25%, Due 1/15/2018B	12,550	13,083
LSB Industries, Inc., 7.75%, Due 8/1/2019B	10,500	10,946
Sealed Air Corp., 6.50%, Due 12/1/2020B	10,806	11,725
Sensata Technologies BV, 4.875%, Due 10/15/2023B	11,250	10,659
Servicios Corporativos Javer SAPI de CV, 9.875%, Due 4/6/2021B	6,925	6,856
Southern Graphics, Inc., 8.375%, Due 10/15/2020B	12,000	12,360

		92,829

Service—26.07%
Ancestry.com, Inc.,
9.625%, Due 10/15/2018B	4,750	4,893
11.00%, Due 12/15/2020	7,000	8,137
Ceridian HCM Holding, Inc., 11.00%, Due 3/15/2021B	8,231	9,507
DaVita, Inc., 5.75%, Due 8/15/2022	13,000	13,260
Griffey Intermediate Inc., 7.00%, Due 10/15/2020B	12,979	10,189
HCA, Inc., 4.75%, Due 5/1/2023	10,000	9,450
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019	11,440	12,212
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020B	9,250	9,990
MGM Resorts International, 7.75%, Due 3/15/2022	11,000	12,210
Nord Anglia Education UK Holdings PLC, 10.25%, Due 4/1/2017B E	11,250	12,318

		Par AmountD	Fair Value
		(000’s)	(000’s)
Station Casinos LLC, 7.50%, Due 3/1/2021C		$7,750	$8,273
Tenet Healthcare Corp., 4.50%, Due 4/1/2021		13,875	13,251
Univision Communications, Inc., 6.75%, Due 9/15/2022B		11,250	12,375
Wynn Las Vegas LLC, 5.375%, Due 3/15/2022C		10,000	10,175

			146,240

Telecommunications—5.72%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021B		13,750	13,406
Satelites Mexicanos S.A. de CV, 9.50%, Due 5/15/2017		5,800	6,322
Virgin Media Finance PLC, 6.375%, Due 4/15/2023B E		12,000	12,390

			32,118

Transportation—4.23%
NESCO LLC, 11.75%, Due 4/15/2017B C		9,500	10,711
United Continental Holdings, Inc.,
6.375%, Due 6/1/2018		2,100	2,184
6.00%, Due 12/1/2020		1,300	1,294
US Airways Group, Inc., 6.125%, Due 6/1/2018		9,600	9,588

			23,777

Utilities—4.09%
Calpine Corp., 7.875%, Due 1/15/2023B		9,857	10,793
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031C		11,600	12,180

			22,973

Total Domestic Obligations (Cost $374,649)			374,936

FOREIGN CONVERTIBLE OBLIGATIONS—1.90%
Consumer—1.27%
Marine Harvest ASA, 2.375%, Due 5/8/2018	EUR	3,700	5,460
Pescanova S.A.,
5.125%, Due 4/20/2017	EUR	1,950	503
8.75%, Due 2/17/2019	EUR	4,500	1,162

			7,125

Service—0.63%
Rexlot Holdings Ltd., 6.00%, Due 9/28/2016	HKD	20,000	3,534

Total Foreign Convertible Obligations (Cost $16,217)			10,659

FOREIGN OBLIGATIONS—18.67%
Finance—3.50%
Emma Delta Finance,
8.50%, Due 10/15/2017	EUR	6,000	8,273
12.00%, Due 10/15/2017	EUR	2,000	3,043
MPT Operating Partnership LP, 5.75%, Due 10/1/2020	EUR	5,850	8,305

			19,621

Manufacturing—2.13%
Frigoglass Finance BV, 8.25%, Due 5/15/2018B	EUR	4,000	5,679
Western Areas Ltd., 6.40%, Due 7/2/2015	AUS	7,000	6,281

			11,960

Service—7.74%
Cirsa Funding Luxembourg S.A. 144A, 8.75%, Due 5/15/2018B	EUR	7,650	10,938
Europcar Groupe S.A., 11.50%, Due 5/15/2017B	EUR	5,000	7,934
Gala Electric Casinos, 11.50%, Due 6/1/2019	GBP	3,800	6,780
Intralot Finance Luxemburg, 9.75%, Due 8/15/2018	EUR	5,650	8,318
Ono Finance II PLC, 11.125%, Due 7/15/2019B E	EUR	6,350	9,470

			43,440

Sovereign—2.65%
Greece Government Bond, 2.00%, Due 2/24/2023	EUR	5,000	4,423
Mexico Government Bond, 5.00%, Due 6/15/2017	MXN	135,000	10,440

			14,863

Transportation—2.65%
CMA CGM S.A., 8.875%, Due 4/15/2019	EUR	5,350	7,159
Moto Finance PLC, 10.25%, Due 3/15/2017B E	GBP	4,350	7,690

			14,849

Total Foreign Obligations (Cost $97,706)			104,733

	Par AmountD	Fair Value
	(000’s)	(000’s)
U.S. AGENCY OBLIGATIONS—1.94%
Federal National Mortgage Association,
1.375%, Due 11/15/2016	$1,000	$1,022
1.25%, Due 1/30/2017	7,750	7,887
0.875%, Due 12/20/2017	2,000	1,981

Total U.S. Agency Obligations (Cost $10,834)		10,890

U.S. Treasury Obligations—0.26% (Cost $1,451)
U.S. Treasury, 0.875%, Due 2/28/2017	1,450	1,459

	Shares
SHORT-TERM INVESTMENTS—1.56% (Cost $8,759)
Short-Term Investments—1.56%
JPMorgan U.S. Government Money Market Fund, Capital Class	8,759,125	8,759

TOTAL INVESTMENTS —95.63% (Cost $529,904)		536,588
OTHER ASSETS, NET OF LIABILITIES—4.38%		24,559

TOTAL NET ASSETS—100.00%		$561,148

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $257,880 or 45.96% of net assets. The Fund has no right to demand registration of these securities.
C	Limited Liability Company.
D	In U.S. Dollars unless otherwise noted.
E	Public Limited Company.

Futures Contracts Open on November 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australian Currency Globex December Futures	Short	78	December, 2013	$7,092	$144
British Pound Globex December Futures	Short	147	December, 2013	15,031	(495)
Euro Currency Globex December Futures	Short	484	December, 2013	82,201	(1,291)

				$104,324	$(1,642)

OTC swap agreements outstanding on November 30, 2013:

Credit Default Swaps on Corporate and Sovereign Issues–Sell Protection (1):

Reference Entity	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 11/30/2013(2)	Notional Amount (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Delta Airline	GLM	5.000%	12/20/2016	2.0772%	$1,000,000	$(131)	$213	$82
Delta Airline	GLM	5.000%	3/20/2017	2.2406%	1,000,000	(77)	160	83
Delta Airline	GLM	5.000%	3/20/2017	2.2406%	1,000,000	(92)	174	82
Delta Airline	JPM	5.000%	6/20/2017	2.3824%	2,000,000	(167)	334	167
Delta Airline	FBF	5.000%	6/20/2017	2.3824%	2,000,000	(173)	340	167
Delta Airline	GLM	5.000%	6/20/2017	2.3824%	1,000,000	(97)	181	84
Delta Airline	JPM	5.000%	9/20/2017	2.5043%	2,000,000	(179)	348	169
Delta Airline	FBF	5.000%	12/20/2017	2.6090%	2,000,000	(123)	294	171

						$(1,039)	$2,044	$1,005

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:

GLM	Goldman Sachs Bank USA
JPM	JP Morgan Chase Bank, N.A.
FBF	Credit Suisse Bank

Currency Abbreviations:

AUS	Australian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
AUS	Australian Dollar
MXN	Mexican Peso

Exchange Abbreviations:

OTC	Over-the-Counter
Globex	Chicago Mercantile Exchange

American Beacon Flexible Bond Fund

November 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—0.23%
FINANCE—0.21%
Banks—0.21%
Lloyds Banking Group PLC,
Due 12/31/2049A B R	400,000	$380
Due 12/31/2049A B R	260,000	248

Total Finance		628

MANUFACTURING—0.02%
Metals/Mining—0.02%
ArcelorMittal	1,900	48

Total Preferred Stock (Cost $637)		676

	Par AmountJ
	(000’s)
DOMESTIC CONVERTIBLE OBLIGATIONS—1.04%
Consumer—0.03%
Olam International Ltd., 6.00%, Due 10/15/2016	$100	98

Energy—0.16%
Chesapeake Energy Corp., 2.50%, Due 5/15/2037	80	81
Lukoil International Finance BV, 2.625%, Due 6/16/2015	100	108
Seadrill Ltd., 3.375%, Due 10/27/2017	100	154
Subsea 7 S.A., 3.50%, Due 10/13/2014	100	128

		471

Finance—0.18%
BES Finance Ltd., 3.50%, Due 12/6/2015	200	213
Hong Kong Exchanges, 0.50%, Due 10/23/2017	200	218
WellPoint, Inc., 2.75%, Due 10/15/2042	90	124

		555

Manufacturing—0.50%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	137	142
Ford Motor Co., 4.25%, Due 11/15/2016	40	81
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014	200	224
Intel Corp., 3.25%, Due 8/1/2039	200	256
Lam Research Corp., 0.50%, Due 5/15/2016	30	33
SanDisk Corp., 0.50%, Due 10/15/2020B	157	154
Siemens AG, 1.05%, Due 8/16/2017	500	570

		1,460

Service—0.13%
Hologic, Inc., 2.00%, Due 12/15/2037C	55	64
priceline.com, Inc., 1.00%, Due 3/15/2018	140	197
Shire PLC, 2.75%, Due 5/9/2014 R	100	139

		400

Telecommunications—0.04%
Billion Express Investment Ltd., 0.75%, Due 10/18/2015	100	105

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Transportation—0.00%
Ship Finance International Ltd., 3.25%, Due 2/1/2018	$8	$8

Total Domestic Convertible Obligations (Cost $2,910)		3,097

DOMESTIC OBLIGATIONS—28.06%
Consumer—0.77%
BAT International Finance PLC, 1.125%, Due 3/29/2016 R	300	302
BRF—Brasil Foods S.A., 5.875%, Due 6/6/2022B	200	203
Constellation Brands, Inc., 3.75%, Due 5/1/2021	240	226
Darden Restaurants, Inc., 4.50%, Due 10/15/2021	125	120
Grupo Famsa SAB de CV, 7.25%, Due 6/1/2020B	140	139
Hawk Acquisition Sub, Inc., 4.25%, Due 10/15/2020B	275	264
HJ Heinz Co., 1.00%, Due 6/5/2020 O	200	201
Land O’Lakes Capital Trust I, 7.45%, Due 3/15/2028B	100	96
Macy’s Retail Holdings, Inc., 4.375%, Due 9/1/2023	220	222
Marfrig Holding Europe BV, 9.875%, Due 7/24/2017	200	197
Reynolds Group Issuer Inc., 7.875%, Due 8/15/2019	100	111
SABMiller Holdings, Inc., 0.932%, Due 8/1/2018B C	200	201

		2,282

Energy—1.01%
Continental Resources, Inc., 4.50%, Due 4/15/2023	300	297
Indian Oil Corp Ltd., 5.75%, Due 8/1/2023	500	487
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018D	200	209
Plains Exploration & Production Co.,
6.50%, Due 11/15/2020	80	88
6.875%, Due 2/15/2023	135	150
Reliance Holdings USA, Inc., 4.50%, Due 10/19/2020	250	247
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, Due 5/17/2017	200	207
3.90%, Due 5/17/2022	200	198
Sinopec Group Overseas Development 2013 Ltd., 4.375%, Due 10/17/2023	200	199
Total Capital International S.A., 0.809%, Due 8/10/2018C	600	602
Total Capital S.A., 2.125%, Due 8/10/2018	300	305

		2,989

Finance—17.91%
ABN AMRO Bank N.V., 1.036%, Due 10/28/2016B	1,400	1,402
African Export Import Bank, 5.75%, Due 7/27/2016	347	367
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017	300	317
Alexandria Real Estate Equities, Inc., 4.60%, Due 4/1/2022 L	50	51
Ally Financial, Inc.,
7.50%, Due 12/31/2013	100	100
4.50%, Due 2/11/2014	380	382
6.75%, Due 12/1/2014	100	105
4.625%, Due 6/26/2015	1,100	1,155
3.50%, Due 7/18/2016	200	206
American Express Credit Corp., 0.747%, Due 7/29/2016	425	428
American International Group, Inc., 8.25%, Due 8/15/2018	235	298
Asian Development Bank, 2.75%, Due 5/21/2014	500	506
Banco do Brasil S.A. Cayman, 4.50%, Due 1/22/2015B	250	258
Banco Santander Brasil SA, 4.25%, Due 1/14/2016B	400	412
Bank of America Corp.,
0.571%, Due 8/15/2016	890	873
5.75%, Due 12/1/2017	60	69
5.65%, Due 5/1/2018	700	801
1.281%, Due 1/15/2019	1,000	1,003
7.625%, Due 6/1/2019	100	125
Bank of America NA, 5.30%, Due 3/15/2017	250	279
Bank of India, 3.625%, Due 9/21/2018	200	193

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Bank Rakyat Indonesia, 2.95%, Due 3/28/2018	$200	$187
Banque Federative du Credit Mutuel S.A., 2.50%, Due 10/29/2018B	750	752
Barclays Bank PLC,
5.20%, Due 7/10/2014 R	450	463
4.75%, Due 2/23/2015 R	1,700	1,724
Bear Stearns Cos. LLC, 0.629%, Due 11/21/2016D	800	794
Bestgain Real Estate Ltd., 2.625%, Due 3/13/2018	200	188
BNP Paribas S.A., 1.144%, Due 1/10/2014C	250	250
Capital One Financial Corp., 7.375%, Due 5/23/2014	780	805
CBRE Services, Inc., 5.00%, Due 3/15/2023	155	149
China Overseas Land & Investment Ltd.,
4.875%, Due 2/15/2017	200	214
6.375%, Due 10/29/2043	200	187
Cie de Financement Foncier, 2.25%, Due 3/7/2014B	200	201
CIT Group, Inc.,
5.25%, Due 4/1/2014B	1,200	1,215
4.75%, Due 2/15/2015B	100	104
5.00%, Due 5/15/2017	100	107
Citigroup, Inc.,
6.375%, Due 8/12/2014	285	296
5.00%, Due 9/15/2014	2,759	2,845
5.50%, Due 10/15/2014	411	428
1.25%, Due 1/15/2016	100	100
0.921%, Due 11/15/2016	1,000	1,001
6.125%, Due 5/15/2018	760	889
Commonwealth Bank of Australia, 0.752%, Due 9/20/2016B	1,530	1,534
Country Garden Holdings Co., 10.50%, Due 8/11/2015	100	110
Country Garden Holdings Co. Ltd.,
11.25%, Due 4/22/2017	400	431
7.25%, Due 4/4/2021	200	198
Deutsche Bank AG, 4.296%, Due 5/24/2028	300	274
Development Bank of Kaza, 5.50%, Due 12/20/2015	200	211
Dexia Credit Local S.A.,
2.75%, Due 4/29/2014	250	252
1.25%, Due 10/18/2016B	950	955
Dresdner Funding Trust I, 8.151%, Due 6/30/2031B	230	237
Eksportfinans ASA, 3.00%, Due 11/17/2014	50	50
Evergrande Real Estate Group Ltd., 13.00%, Due 1/27/2015	100	108
Export-Import Bank of Korea, 5.00%, Due 4/11/2022	200	221
Fifth Third Bancorp, 0.672%, Due 12/20/2016C	435	430
Franshion Brilliant Ltd., 5.375%, Due 10/17/2018	200	201
General Electric Capital Corp., 2.15%, Due 1/9/2015	390	397
Goldman Sachs Capital II, 4.00%, Due 12/31/2049C	235	172
Goldman Sachs Group, Inc.,
5.50%, Due 11/15/2014	575	601
1.341%, Due 11/15/2018	1,045	1,043
7.50%, Due 2/15/2019	332	409
Greentown China Holdings Ltd., 8.00%, Due 3/24/2019	200	204
HBOS PLC, 0.983%, Due 9/6/2017 R	365	348
Hospitality Properties Trust, 5.00%, Due 8/15/2022	40	41
HSBC Bank PLC, 1.50%, Due 5/15/2018B R	200	197
HSBC USA, Inc., 1.130%, Due 9/24/2018	500	501
ING Bank N.V., 1.375%, Due 3/7/2016B	1,000	1,002
International Lease Finance Corp.,
5.65%, Due 6/1/2014	385	393
6.50%, Due 9/1/2014B	100	104
4.875%, Due 4/1/2015	100	104
6.75%, Due 9/1/2016B	600	667
Jones Lang LaSalle, Inc., 4.40%, Due 11/15/2022	30	29
JPMorgan Chase & Co.,

	Par AmountJ	Fair Value
	(000’s)	(000’s)
0.955%, Due 3/31/2016	$2,000	$1,974
4.40%, Due 7/22/2020	10	11
KazAgro National Management Holding JSC, 4.625%, Due 5/24/2023B	200	181
KFW, 1.375%, Due 1/13/2014	2,000	2,002
Kookmin Bank, 7.25%, Due 5/14/2014	500	514
Korea Exchange Bank, 2.00%, Due 4/2/2018	200	195
Lloyds Bank PLC, 6.375%, Due 1/21/2021 R	500	592
Longfor Properties Co. Ltd., 9.50%, Due 4/7/2016	200	213
Macquarie Bank Ltd., 5.00%, Due 2/22/2017	500	548
Macquarie Group Ltd., 3.00%, Due 12/3/2018B	500	500
Magyar Export Import Bank, 5.50%, Due 2/12/2018	240	244
Morgan Stanley,
4.75%, Due 4/1/2014	1,448	1,467
5.375%, Due 10/15/2015	1,330	1,435
1.488%, Due 2/25/2016C	250	253
1.75%, Due 2/25/2016	250	254
0.696%, Due 10/18/2016C	600	594
7.30%, Due 5/13/2019	300	368
MPT Operating Partnership LP, 6.875%, Due 5/1/2021E	200	214
Nationwide Building Society, 4.65%, Due 2/25/2015B	500	522
Nomura Holdings, Inc., 2.00%, Due 9/13/2016	300	304
QNB Finance Ltd., 1.487%, Due 10/31/2016	200	201
RBS Capital Trust IV, 1.048%, Due 12/31/2049C	70	64
Royal Bank of Scotland Group PLC, 2.55%, Due 9/18/2015 R	850	871
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022F R	300	350
Russian Standard Bank, 9.25%, Due 7/11/2017	200	208
Santander US Debt S.A. Unipersonal, 3.724%, Due 1/20/2015B	700	710
Shimao Property Holdings Ltd., 9.65%, Due 8/3/2017	200	216
SLM Corp.,
5.375%, Due 5/15/2014	100	102
5.00%, Due 4/15/2015	600	626
3.875%, Due 9/10/2015	100	103
6.25%, Due 1/25/2016	500	544
6.00%, Due 1/25/2017	200	217
Springleaf Finance Corp., 5.75%, Due 9/15/2016	100	106
Standard Bank PLC, 8.125%, Due 12/2/2019 R	100	112
Standard Chartered PLC,
5.50%, Due 11/18/2014B R	300	313
3.85%, Due 4/27/2015B R	576	600
State Bank of India, 3.25%, Due 4/18/2018	200	193
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022	200	203
Temasek Financial I Ltd., 3.375%, Due 7/23/2042	250	198
Tenedora Nemak S.A. de CV, 5.50%, Due 2/28/2023	200	194
UBS AG, 5.875%, Due 12/20/2017	175	203
Wachovia Capital Trust III, 5.570%, Due 12/31/2049	290	270
Wachovia Corp., 0.576%, Due 10/28/2015C	425	423
Yuexiu Property Co. Ltd., 3.25%, Due 1/24/2018	200	188

		53,253

Manufacturing—3.35%
American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017B	24	25
American Honda Finance Corp., 1.125%, Due 10/7/2016	1,158	1,165
Apple, Inc.,
0.492%, Due 5/3/2018	320	319
2.40%, Due 5/3/2023	290	263
ArcelorMittal,
9.50%, Due 2/15/2015	190	207
4.25%, Due 8/5/2015	210	217
Ball Corp., 5.00%, Due 3/15/2022	150	148
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018B	100	94
Citic Pacific Limited, 6.375%, Due 4/10/2020	200	196
Evraz Group S.A., 6.50%, Due 4/22/2020	200	188

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Fidelity National Information Services, Inc.,
5.00%, Due 3/15/2022	$150	$153
3.50%, Due 4/15/2023	125	115
Ford Motor Credit Co. LLC,
2.75%, Due 5/15/2015D	200	205
12.00%, Due 5/15/2015	865	1,001
1.489%, Due 5/9/2016D	200	203
0.992%, Due 1/17/2017C	1,460	1,466
Freeport-McMoRan Copper & Gold, Inc.,
3.10%, Due 3/15/2020	85	82
3.875%, Due 3/15/2023	40	38
General Motors Co., 3.50%, Due 10/2/2018B	670	683
General Motors Financial Co. Inc.,
2.75%, Due 5/15/2016B	400	405
3.25%, Due 5/15/2018B	125	125
Georgia-Pacific LLC, 3.734%, Due 7/15/2023B D	100	97
Glencore Funding, LLC, 1.396%, Due 5/27/2016D	500	498
Heathrow Funding Ltd., 2.50%, Due 6/25/2017B	200	203
Lear Corp., 4.75%, Due 1/15/2023B	205	196
Metalsa S.A. de CV, 4.90%, Due 4/24/2023B	150	138
Montell Finance Co., 8.10%, Due 3/15/2027B	150	192
Nitrogenmuvek Zrt, 7.875%, Due 5/21/2020B	200	190
Oracle Corp.,
0.824%, Due 1/15/2019	100	101
3.625%, Due 7/15/2023	200	199
PTT Global Chemical PCL, 4.25%, Due 9/19/2022 M R	200	191
Rio Tinto Finance USA PLC, 0.802%, Due 6/19/2015 R	200	200
Rock Tenn Co.,
3.50%, Due 3/1/2020	20	20
4.00%, Due 3/1/2023	20	19
Sabic Capital II BV, 2.625%, Due 10/3/2018	200	198
Seagate HDD Cayman, 3.75%, Due 11/15/2018B	110	111
Vale S.A., 5.625%, Due 9/11/2042	100	89

		9,940

Service—3.35%
ADT Corp.,
2.25%, Due 7/15/2017	1,005	977
6.25%, Due 10/15/2021B	320	334
Boston Scientific Corp., 2.65%, Due 10/1/2018	200	202
DIRECTV Holdings LLC, 3.80%, Due 3/15/2022D	115	110
DISH DBS Corp., 7.75%, Due 5/31/2015	1,200	1,309
FTI Consulting, Inc.,
6.75%, Due 10/1/2020	190	203
6.00%, Due 11/15/2022	30	30
GLP Capital LP, 4.375%, Due 11/1/2018B	230	235
HCA, Inc.,
6.50%, Due 2/15/2016	100	109
8.50%, Due 4/15/2019	400	428
6.50%, Due 2/15/2020	960	1,060
HealthSouth Corp., 7.25%, Due 10/1/2018	1,193	1,278
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023E	200	188
IAC/InterActiveCorp, 4.875%, Due 11/30/2018B	365	373
International Game Technology, Inc., 5.35%, Due 10/15/2023	310	322
Lamar Media Corp., 9.75%, Due 4/1/2014	455	469
Marriott International, Inc.,
3.00%, Due 3/1/2019	185	188
3.25%, Due 9/15/2022	30	28
MGM Resorts International,

		Par AmountJ	Fair Value
		(000’s)	(000’s)
6.625%, Due 7/15/2015		$1,200	$1,293
7.50%, Due 6/1/2016		100	113
Omnicom Group, Inc., 3.625%, Due 5/1/2022		350	341
Stonemor Partners LP, 7.875%, Due 6/1/2021B E		50	52
Tenet Healthcare Corp.,
4.50%, Due 4/1/2021		105	100
4.375%, Due 10/1/2021B		105	99
Wyndham Worldwide Corp.,
2.50%, Due 3/1/2018		100	101
4.25%, Due 3/1/2022		50	49

			9,991

Sovereign—0.62%
Dubai DOF Sukuk Ltd., 4.90%, Due 5/2/2017		750	801
Eksportfinans ASA,
2.375%, Due 5/25/2016		100	98
5.50%, Due 5/25/2016		100	105
Hungary Government International Bond, 5.375%, Due 2/21/2023		100	98
KommunalBanken AS, 1.375%, Due 6/8/2017		200	203
Korea Housing Finance Corp., 1.625%, Due 9/15/2018		350	335
RAK Capital, 3.297%, Due 10/21/2018		200	203

			1,843

Telecommunications—0.80%
AT&T Inc.,
2.375%, Due 11/27/2018		105	105
2.625%, Due 12/1/2022		110	98
AT&T, Inc., 1.146%, Due 11/27/2018		150	151
British Telecommunications PLC, 1.377%, Due 12/20/2013F R		200	200
Softbank Corp., 4.50%, Due 4/15/2020B		200	199
Sprint Nextel Corp., 7.00%, Due 8/15/2020		61	66
Verizon Communications, Inc.,
1.782%, Due 9/15/2016		300	309
2.50%, Due 9/15/2016		200	208
2.002%, Due 9/14/2018		200	210
3.65%, Due 9/14/2018		300	318
4.50%, Due 9/15/2020		200	215
5.15%, Due 9/15/2023		103	110
6.55%, Due 9/15/2043		165	188

			2,377

Utilities—0.25%
Meiya Power Co. Ltd., 4.00%, Due 8/19/2018		200	200
Saudi Electricity Global, 5.06%, Due 4/8/2043		200	183
SP PowerAssets Ltd., 2.70%, Due 9/14/2022		200	184
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020		200	186

			753

Total Domestic Obligations (Cost $83,313)			83,428

FOREIGN CONVERTIBLE OBLIGATIONS—1.01%
Energy—0.09%
Eni SpA, 0.25%, Due 11/30/2015	EUR	200	279

Finance—0.22%
Derwent Cap Jersey Ltd., 2.75%, Due 7/15/2016 H	GBP	100	197
Standard Chartered Bank, 0.01%, Due 5/6/2015 H P	KRW	221,840	230
Temasek Financial III Private Ltd., 0.01%, Due 10/24/2014	SGD	250	204

			631

		Par AmountJ	Fair Value
		(000’s)	(000’s)
Manufacturing—0.58%
Aabar Investments PJSC, 4.00%, Due 5/27/2016	EUR	$200	$314
Camfin SpA, 5.625%, Due 10/26/2017	EUR	100	168
Faurecia, 3.25%, Due 1/1/2018 N	EUR	800	326
Ingenico, 2.75%, Due 1/1/2017	EUR	114	91
Salzgitter Finance B.V., 2.00%, Due 11/8/2017	EUR	100	153
Volkswagen International Finance NV, 5.50%, Due 11/9/2015	EUR	400	649

			1,701

Service—0.10%
China Water Affairs Group, 2.50%, Due 4/15/2015	HKD	100	15
MNV ZRT, 4.40%, Due 9/25/2014	EUR	100	139
OHL Investments S.A., 4.00%, Due 4/25/2018	EUR	100	142

			296

Transportation—0.02%
Air France KLM Company, 2.03%, Due 2/15/2023	EUR	440	65

Total Foreign Convertible Obligations (Cost $2,756)			2,972

FOREIGN OBLIGATIONS—25.60%
Consumer—0.53%
Carlsberg Breweries A/S, 7.25%, Due 11/28/2016	GBP	400	755
Heineken N.V., 7.25%, Due 3/10/2015	GBP	250	439
Imperial Tobacco Group PLC, 8.375%, Due 2/17/2016 R	EUR	250	393

			1,587

Energy—0.01%
Establis Maurel ET, 7.125%, Due 7/31/2014	EUR	151	34

Finance—1.99%
AG Spring Finance II Ltd., 9.50%, Due 6/1/2019	EUR	100	141
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	139
Asian Development Bank, 2.00%, Due 8/29/2017	NOR	400	65
Barclays Bank PLC,
4.75%, Due 12/31/2049 R	EUR	140	164
4.875%, Due 12/31/2049 R	EUR	190	231
Deutsche Bank Cap FD Trust, 2.212%, Due 12/31/2049	EUR	175	228
European Investment Bank, 6.00%, Due 12/7/2028	GBP	150	308
Henderson UK Finance PLC, 7.25%, Due 3/24/2016 R	GBP	100	174
Hypo Aple Adria International AG, 2.375%, Due 12/13/2022	EUR	100	136
JP Morgan Chase Bank NA, 0.907%, Due 5/31/2017F	EUR	800	1,077
Lloyds Bank PLC, 10.375%, Due 2/12/2024 R	EUR	150	257
Lloyds Banking Group PLC, 4.757%, Due 10/1/2014F R	AUS	100	92
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	370
Nordic Investment Bank, 2.125%, Due 8/9/2017	NOR	400	65
RBS Capital Trust D, 5.646%, Due 12/31/2049	GBP	60	82
Realkredit Danmark, 2.00%, Due 4/1/2016	DKK	500	94
Royal Bank of Scotland Group PLC, 5.50%, Due 12/31/2049 R	EUR	145	167
Royal Bank of Scotland PLC,
3.362%, Due 2/17/2017 R	AUS	500	405
6.934%, Due 4/9/2018 R	EUR	100	153
3.372%, Due 5/17/2018 R	AUS	300	245
1.894%, Due 6/14/2022 R	EUR	100	110
Santander International, 3.16%, Due 12/1/2015	GBP	200	333
Societe Generale NA, Inc., 4.065%, Due 10/20/2014F	AUS	250	229
Tesco Property Finance 3 PLC, 5.744%, Due 4/13/2040 R	GBP	50	89
Tesco Property Finance 4 PLC, 5.801%, Due 10/13/2040 R	GBP	198	356
Tesco Property Finance 5 PLC, 5.661%, Due 10/13/2041 R	GBP	99	175

			5,885

		Par AmountJ	Fair Value
		(000’s)	(000’s)
Manufacturing—0.19%
Heathrow Finance PLC, 7.125%, Due 3/1/2017 R	GBP	$70	$126
IBM Corp., 2.875%, Due 11/7/2025	EUR	200	273
Jaguar Land Rover PLC, 8.125%, Due 5/15/2018 R	GBP	100	177

			576

Service—0.82%
La Finac Atalian S.A., 7.25%, Due 1/15/2020	EUR	100	141
Next PLC, 5.875%, Due 10/12/2016 R	GBP	450	819
Reed Elsevier N.V., 5.625%, Due 10/20/2016	GBP	550	996
WPP PLC, 6.00%, Due 4/4/2017 R	GBP	250	459

			2,415

Sovereign—21.79%
Brazil Government Bond,
0.01%, Due 1/1/2017 N	BRL	8,000	2,400
10.00%, Due 1/1/2017 N	BRL	2,500	1,053
0.000%, Due 1/1/2021 N	BRL	5,405	2,128
6.00%, Due 8/15/2022 N	BRL	1,000	995
10.00%, Due 1/1/2023 N	BRL	10,935	4,191
Chile Government Bond,
3.00%, Due 1/1/2017	CLP	220,748	431
3.00%, Due 7/1/2017	CLP	185,893	365
Hungary Government Bond,
5.50%, Due 2/12/2016	HUF	845,000	3,944
7.50%, Due 11/12/2020	HUF	30,000	149
Italy Government Bond,
4.75%, Due 5/1/2017	EUR	920	1,360
2.35%, Due 9/15/2035	EUR	1,236	1,500
5.00%, Due 8/1/2039	EUR	3,975	5,559
Korea Treasury Bond,
5.75%, Due 9/10/2018	KRW	3,308,900	3,447
3.375%, Due 9/10/2023	KRW	1,084,700	1,000
Malaysia Government Bond, 3.48%, Due 3/15/2023	MYR	3,290	973
Mexico Government Bond,
6.50%, Due 6/10/2021 N	MXN	5,000	397
8.00%, Due 12/7/2023 N	MXN	2,500	216
10.00%, Due 12/5/2024 N	MXN	4,500	447
8.50%, Due 5/31/2029 N	MXN	53,500	4,631
8.50%, Due 11/18/2038 N	MXN	51,000	4,280
7.75%, Due 11/13/2042 N	MXN	58,400	4,507
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	3,485	3,082
Poland Government Bond, 5.25%, Due 10/25/2020	PLN	12,355	4,242
Portugal Government Bond,
4.375%, Due 6/16/2014	EUR	100	137
3.85%, Due 4/15/2021	EUR	260	315
4.95%, Due 10/25/2023	EUR	1,885	2,392
Republic of Ireland Treasury,
4.50%, Due 4/18/2020	EUR	1,245	1,840
5.00%, Due 10/18/2020	EUR	210	319
5.40%, Due 3/13/2025	EUR	400	615
Slovenia Government Bond, 4.70%, Due 11/1/2016B	EUR	500	692
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	10,780	998
6.50%, Due 2/28/2041	ZAR	38,055	2,711
Turkey Government Bond, 9.00%, Due 3/5/2014	TRY	2,920	1,451
UK Treasury Bond,
2.25%, Due 9/7/2023	GBP	370	578
3.25%, Due 1/22/2044	GBP	933	1,430

			64,775

		Par AmountJ	Fair Value
		(000’s)	(000’s)
Telecommunications—0.10%
Altice Financing S.A., 8.00%, Due 12/15/2019	EUR	$200	$293

Utilities—0.17%
NGG Finance PLC, 4.25%, Due 6/18/2076 R	EUR	250	342
Tokyo Electric Power Co. Inc, 4.50%, Due 3/24/2014	EUR	100	137
			479

Total Foreign Obligations (Cost $77,734)			76,044

ASSET-BACKED OBLIGATIONS—1.46%
2013-2 Aviation Loan Trust, 2.347%, Due 12/15/2022, 2013 2B H		95	88
Apidos CDO, 0.498%, Due 7/27/2017, 2005 1X A1		111	110
Argent Securities Trust, 0.436%, Due 5/25/2036, 2006 W4 A2D		2,231	805
Citibank Omni Master Trust, 4.90%, Due 11/15/2018, 2009 A17B		900	937
Continental Airlines 2012-2 Class A Pass Thru Certificates, 4.00%, Due 4/29/2026, 2012 2 A		100	99
KGS Alpha SBA, 0.745%, Due 8/25/2038, COOF 8/37 1B H		5,000	208
Kingsland I Ltd., 0.654%, Due 6/13/2019, 2005 1A A2B C		400	397
Madison Park Funding Ltd., 0.470%, Due 3/22/2021, 2007 4A A1AB C		1,000	987
United States Department of Transportation, 6.001%, Due 12/7/2021 B F H		300	335
US Airways 2013-1 Class A Pass Through Trust, 3.95%, Due 5/15/2027, 2013 1A		400	386

Total Asset-Backed Obligations (Cost $4,415)			4,352

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS—8.74%
Adjustable Rate Mortgage Trust, 2.802%, Due 9/25/2035, 2005 5 2A1		92	81
American Home Mortgage Investment Trust,
2.173%, Due 10/25/2034, 2004 3 5AC		71	70
1.847%, Due 9/25/2045, 2005 2 4A1C		9	8
Banc of America Alternative Loan Trust, 0.566%, Due 5/25/2035, 2005 4 CB6C		75	53
Banc of America Mortgage Securities, Inc., 3.439%, Due 7/20/2032, 2002 G1A3C		22	22
Bank of America Funding Corp., 5.774%, Due 5/25/2037, 2007 4 TA1B		1,489	1,232
Bear Stearns Adjustable Rate Mortgage Trust,
2.743%, Due 11/25/2030, 2000 2 A1		41	41
2.585%, Due 8/25/2033, 2003 5 2A1C		117	118
2.856%, Due 8/25/2033, 2003 5 1A1C		56	56
2.875%, Due 4/25/2034, 2004 1 22A1C		54	52
3.083%, Due 11/25/2034, 2004 9 22A1C		28	29
2.43%, Due 10/25/2035, 2005 9 A1C		67	65
Bear Stearns Alt-A Trust,
2.644%, Due 9/25/2034, 2004 9 2A1C		190	166
2.612%, Due 11/25/2036, 2006 6 32A1		130	89
5.394%, Due 12/25/2046, 2006 7 23A1		1,299	987
Carrington Mortgage Loan Trust, 0.426%, Due 2/25/2037, 2007 FRE1 AC3C		500	318

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Chase Funding Trust, 5.323%, Due 2/25/2035, 2004-2 1A4	$221	$224
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	192
2.685%, Due 2/25/2037, 2007 A1 7A1	390	391
2.740%, Due 2/25/2037, 2007 A1 1A5	54	53
3.715%, Due 3/25/2037, 2007 A1 12M3C	336	281
Citigroup Mortgage Loan Trust, Inc.,
2.607%, Due 8/25/2035, 2005 3 2A2A	56	55
1.94%, Due 9/25/2035, 2005 6 A3C	50	50
0.536%, Due 1/25/2036, 2006 WFH1 M2	100	83
Cobalt CMBS Commercial Mortgage Trust, 5.963%, Due 5/15/2046, 2007 C3 A1A	865	962
Countrywide Alternative Loan Trust,
0.616%, Due 8/25/2033, 2003 15T2 A2C	7	7
5.50%, Due 10/25/2033, 2003 20CB 1A4	175	181
6.00%, Due 10/25/2033, 2003 J2 A1	28	29
0.446%, Due 2/25/2037, 2005 81 A1C	20	15
0.378%, Due 7/20/2046, 2006 OA9 2A1AC	14	9
0.356%, Due 9/25/2046, 2006 OA11 A1BC	20	15
Countrywide Asset-Backed Certificates Trust,
0.346%, Due 6/25/2036, 2006 3 2A2	46	44
0.326%, Due 3/25/2037, 2006 18 2A2	456	393
0.306%, Due 7/25/2037, 2007 1 2A3C	2,800	1,951
Countrywide Home Loan Mortgage Pass Through Trust,
2.742%, Due 6/25/2033, 2003 27 A1C	54	51
0.926%, Due 9/25/2034, 2004 16 1A4AC	54	52
0.456%, Due 4/25/2035, 2005 3 2A1C	232	189
0.396%, Due 5/25/2035, 2005 9 1A3C	162	139
Credit Suisse First Boston Mortgage Securities Corp., 2.627%, Due 9/25/2034, 2004 AR8 2A1	45	46
DBRR Trust, 0.853%, Due 2/25/2045, 2013 AB	1,577	1,569
First Horizon Asset Securities, Inc., 2.564%, Due 2/25/2034, 2004 AR1 2A1C	68	68
Fremont Home Loan Trust, 0.336%, Due 2/25/2036, 2006 2 2A3C	387	291
Ginnie Mae REMIC Trust,
0.81%, Due 10/20/2061, 2011 H21 FTC	1,914	1,914
0.876%, Due 10/20/2061, 2011 H23 FAC	868	871
1.031%, Due 7/20/2062, 2012 H20 PT H	5,085	5,148
GSAMP Trust 2007-FM1, 0.286%, Due 12/25/2036, 2007 FM1 A2B	1,772	883
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	4	4
2.294%, Due 6/25/2034, 2004 7 3A1	46	46
5.037%, Due 11/25/2035, 2005 AR7 6A1C	49	48
JP Morgan Alternative Loan Trust, 5.726%, Due 5/26/2037, 2008 R3 3A1B	315	262
LB-UBS Commercial Mortgage Trust, 0.403%, Due 9/15/2045, 2007 C7 XW	1,260	13
Morgan Stanley ABS Capital I Inc. Trust,

	Par AmountJ	Fair Value
	(000’s)	(000’s)
0.216%, Due 7/25/2036, 2006 A2FPC	$85	$31
0.316%, Due 11/25/2036, 2007 HE1 A2CC	584	322
Morgan Stanley Mortgage Loan Trust, 2.214%, Due 6/25/2036, 2006 8AR 5A4C	30	28
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	12	8
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2B	129	138
Oakwood Mortgage Investors, Inc., 6.61%, Due 2/15/2021, 2001 C A3	331	164
Prime Mortgage Trust, 0.666%, Due 2/25/2035, 2006 CL1 A1C	112	103
RASC Series 2005-KS11 Trust, 0.566%, Due 12/25/2035, 2005 KS11 M1C	900	796
Residential Accredit Loans, Inc., 0.266%, Due 5/25/2037, 2007 QA3 A1C	371	248
Residential Asset Securities Corp.Trust,
0.746%, Due 7/25/2033, 2003 KS5 AIIBC	9	8
0.606%, Due 1/25/2036, 2005 KS12 M1C	175	154
Residential Asset Securitization Trust, 2.510%, Due 12/25/2034, 2004 IP2 4A	102	100
Structured Adjustable Rate Mortgage Loan Trust,
2.199%, Due 5/25/2034, 2004 5 3A2	77	76
2.493%, Due 7/25/2034, 2004 8 3AC	76	75
Structured Asset Mortgage Investments, Inc.,
1.633%, Due 2/25/2036, 2005 ARB A2C	997	829
0.396%, Due 5/25/2045, 2005 AR2 2A1C	110	94
Structured Asset Securities Corp.,
5.50%, Due 5/25/2035, 2005 6 2A14	160	164
0.336%, Due 12/25/2036, 2006 BC5 A4C	1,348	980
WaMu Mortgage Pass Through Certificates,
2.074%, Due 2/25/2033, 2003 AR1 2AC	4	4
2.489%, Due 3/25/2035, 2005 AR3 A1	53	52
5.50%, Due 11/25/2035, 2005 9 2A2	341	285
0.326%, Due 2/25/2037, 2007 HY1 A2AC	364	245
2.528%, Due 3/25/2037, 2007 HY3 4A1C	220	206
1.899%, Due 12/19/2039, 2001 AR5 1A	107	105
0.396%, Due 4/25/2045, 2005 AR6 2A1AC	163	153
0.486%, Due 7/25/2045, 2005 AR9 A1AC	97	91
0.456%, Due 10/25/2045, 2005 AR13 A1A1	382	349
0.436%, Due 12/25/2045, 2005 AR17 A1A1C	163	148
Wells Fargo Mortgage Backed Securities Trust, 2.628%, Due 3/25/2035, 2005 AR3 2A1C	107	107

Total Commercial Mortgage-Backed Obligations (Cost $25,477)		25,979

U.S. AGENCY MORTGAGE BACKED OBLIGATIONS—4.78%
Federal National Mortgage Association,
0.366%, Due 10/27/2037, 2007 114 A6	600	601
5.50%, Due 11/1/2041 I	8,000	8,746
6.00%, Due 2/25/2044, 2004 T3 CL 1A1	16	18
3.00%, Due 12/1/2099 I	3,000	2,898
3.00%, Due 12/1/2099	2,000	1,929

Total U.S. Agency Mortgage Backed Obligations (Cost $14,190)		14,192

	Par AmountJ	Fair Value
	(000’s)	(000’s)
U.S. AGENCY OBLIGATIONS—4.39%
Federal Home Loan Mortgage Corporation—3.84%
0.055%, Due 1/8/2014	$4,300	$4,300
0.063%, Due 1/13/2014	100	100
0.06%, Due 1/24/2014	7,000	6,999

		11,399

Federal National Mortgage Association—0.55%
0.065%, Due 2/5/2014,	1,100	1,100
2.00%, Due 12/27/2027 K F	300	271
1.00%, Due 1/25/2028 K F	300	278

		1,649

Total U.S. Agency Obligations (Cost $13,049)		13,048

U.S. TREASURY OBLIGATIONS—18.58%
U.S. Treasury,
0.25%, Due 11/30/2013	2,000	2,000
0.25%, Due 1/31/2014	1,200	1,200
1.75%, Due 1/31/2014 Q	2,400	2,407
1.25%, Due 2/15/2014	3,000	3,007
1.875%, Due 2/28/2014	3,000	3,013
1.75%, Due 3/31/2014	3,000	3,016
1.875%, Due 4/30/2014	2,400	2,417
4.75%, Due 5/15/2014	2,000	2,042
2.00%, Due 7/15/2014 G	373	380
1.625%, Due 1/15/2015 G	123	126
1.375%, Due 9/30/2018	9,700	9,729
2.00%, Due 11/15/2021	700	683
2.00%, Due 2/15/2023	4,350	4,124
1.75%, Due 5/15/2023	3,500	3,224
2.50%, Due 8/15/2023	4,900	4,809
2.375%, Due 1/15/2025 G	1,155	1,355
2.00%, Due 1/15/2026 G	59	67
2.375%, Due 1/15/2027 G	790	929
1.75%, Due 1/15/2028 G	447	489
2.50%, Due 1/15/2029 G	164	196
3.875%, Due 4/15/2029 G	481	674
4.375%, Due 5/15/2041	325	361
0.625%, Due 2/15/2043 G	5,194	4,095
2.875%, Due 5/15/2043	5,865	4,867

Total U.S. Treasury Obligations (Cost $56,805)		55,210

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—8.16%
Short-Term Investments—6.26%
JPMorgan U.S. Government Money Market Fund, Capital Class	$18,596,654	$18,597

	Par AmountJ (000’s)
Certificates Of Deposit—0.17%
Banco do Brasil S.A. , 0.01%, Due 3/27/2014	$500	499
U.S. Treasury Bills—1.65%
0.01%, Due 12/19/2013	273	273
0.06%, Due 12/26/2013	100	100
0.10%, Due 3/6/2014	1,605	1,605
0.07%, Due 8/21/2014	2,940	2,937

		4,915

Total Short-Term Investments (Cost $24,010)		24,011

TOTAL INVESTMENTS—101.98% (Cost $305,296)		303,009
PURCHASED OPTIONS—1.10% (Cost $2,987)		3,266
WRITTEN OPTIONS—(1.01%) (Premium $1,559)		(3,001)
LIABILITIES, NET OF OTHER ASSETS—(2.07%)		(6,108)

TOTAL NET ASSETS—100.00%		$297,166

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $22,915 or 7.71% of net assets. The Fund has no right to demand registration of these securities.
C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
D	Limited Liability Company.
E	Limited Partnership.
F	Variable rate.
G	Inflation-Indexed Note.
H	Fair Valued pursuant to procedures approved by the Board of Trustees.
I	TBA – To Be Announced.
J	In U.S. Dollars unless otherwise noted.
K	Step Up/Down.
L	REIT – Real Estate Investment Trust.
M	In U.S. Dollars unless otherwise noted.
N	Par value represents units rather than shares.
O	Term Loan.
P	The Security is an equity linked note with Samsung Electronics Company Ltd, as the single underlying asset. The movement in the price of Samsung Electronics Company Ltd., and the credit quality of Standard Chartered Bank will affect the market value of the bond.
Q	This security or a piece thereof is held as segregated collateral for interest rate and credit default swaps.
R	Public Limited Company.

Futures Contracts Open on November 30, 2013:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
10-Year Japanese Bond December Futures	Short	3	December, 2013	$4,265,940	$(36,652)
3-Year Bond December Futures	Long	76	December, 2014	7,498,714	8,071
90 Day Eurodollar June Futures	Long	254	June, 2016	62,636,400	82,815
90 Day Eurodollar September Futures	Long	32	September, 2016	7,869,600	(2,741)
Euro BOBL December Futures	Short	19	December, 2013	3,234,181	(51,528)
Euro BTP December Futures	Short	3	December, 2013	473,614	(10,786)
Euro BUND December Futures	Short	3	December, 2013	577,539	408
Euro BUND December Futures	Short	48	December, 2013	9,240,626	(100,204)
Euro OAT December Futures	Short	134	December, 2013	24,580,726	(895,874)
Euro OAT December Futures	Short	4	December, 2013	733,753	(21,654)
U.S. Long Bond March Futures	Short	9	March, 2014	1,176,750	3,445
U.S. Treasury 10-Year Note March Futures	Long	57	March, 2014	7,146,375	(19,670)
U.S. Treasury 10-Year Note March Futures	Short	99	March, 2014	12,412,125	35,156
U.S. Treasury 5-Year Note March Futures	Short	56	March, 2014	6,771,625	6,125
U.S. Ultra Bond March Futures	Short	4	March, 2014	556,500	750

				$149,174,468	$(1,002,339)

Centrally cleared Swap Agreements Outstanding on November 30, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month GBP-LIBOR	1.2500	7/10/2016	GBP	1,703,000	$—	$4,509	$4,509
Receive	6-Month GBP-LIBOR	1.3000	7/10/2016	GBP	1,139,500	—	2,099	2,099
Receive	6-Month GBP-LIBOR	1.3960	8/7/2016	GBP	3,287,000	—	4,146	4,146
Pay	6-Month JPY-LIBOR	0.3325	8/22/2016	JPY	166,138,500	—	3,974	3,974
Receive	6-Month GBP-LIBOR	1.6365	8/27/2016	GBP	1,686,500	—	(3,169)	(3,169)
Receive	6-Month GBP-LIBOR	1.7395	10/1/2016	GBP	1,912,000	—	(4,404)	(4,404)
Receive	6-Month GBP-LIBOR	1.7225	10/1/2016	GBP	3,567,500	—	(7,241)	(7,241)
Receive	6-Month GBP-LIBOR	1.7415	10/12/2016	GBP	2,010,000	—	(3,955)	(3,955)
Receive	3-Month USD-LIBOR	1.2100	11/8/2016	USD	3,601,000	—	(2,237)	(2,237)
Pay	6-Month GBP-LIBOR	2.2370	8/8/2017	GBP	6,704,500	—	(4,462)	(4,462)
Pay	6-Month GBP-LIBOR	2.4300	8/30/2017	GBP	3,479,500	—	5,736	5,736
Pay	3-Month SEK-LIBOR	2.9300	9/16/2017	SEK	15,949,000	—	36,822	36,822
Pay	6-Month GBP-LIBOR	2.4320	10/3/2017	GBP	7,331,000	—	4,363	4,363
Pay	6-Month GBP-LIBOR	2.4400	10/3/2017	GBP	3,929,000	—	2,800	2,800
Pay	6-Month GBP-LIBOR	2.4600	10/11/2017	GBP	4,114,500	—	3,199	3,199
Receive	3-Month USD-LIBOR	1.6900	10/30/2017	USD	2,720,000	—	(2,608)	(2,608)
Receive	3-Month USD-LIBOR	1.7100	11/2/2017	USD	3,629,500	—	(4,155)	(4,155)
Receive	6-Month EUR-LIBOR	1.2600	11/5/2017	EUR	2,782,500	—	(6,822)	(6,822)
Receive	6-Month GBP-LIBOR	2.4960	11/7/2017	GBP	2,314,000	—	(1,213)	(1,213)
Pay	3-Month USD-LIBOR	2.2378	11/8/2017	USD	4,077,500	—	1,500	1,500
Receive	3-Month USD-LIBOR	1.6800	11/11/2017	USD	3,458,500	—	(2)	(2)
Receive	3-Month USD-LIBOR	1.8550	11/16/2017	USD	1,550,000	—	(5,010)	(5,010)
Receive	3-Month USD-LIBOR	1.8500	11/16/2017	USD	3,264,000	—	(10,232)	(10,232)
Receive	3-Month USD-LIBOR	1.7350	11/18/2017	USD	2,315,500	—	(1,675)	(1,675)
Receive	6-Month EUR-LIBOR	1.2370	11/19/2017	EUR	2,024,000	—	(2,618)	(2,618)
Receive	6-Month EUR-LIBOR	1.2100	11/25/2017	EUR	957,500	—	(303)	(303)
Receive	6-Month EUR-LIBOR	1.2400	11/25/2017	EUR	865,500	—	(971)	(971)
Receive	3-Month USD-LIBOR	1.3370	5/31/2018	USD	3,622,000	—	23	23
Pay	6-Month GBP-LIBOR	2.3330	7/11/2018	GBP	1,761,000	—	(11,290)	(11,290)
Pay	6-Month GBP-LIBOR	2.3650	7/11/2018	GBP	1,175,500	—	(6,393)	(6,393)
Receive	6-Month JPY-LIBOR	0.6200	8/22/2018	JPY	335,681,000	—	(11,238)	(11,238)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	1-Month MXN-TIIE	5.5200	9/7/2018	MXN	43,800,000	$34,538	$14,049	$48,587
Receive	6-Month GBP-LIBOR	2.9395	10/2/2018	GBP	4,135,000	—	2,816	2,816
Receive	6-Month GBP-LIBOR	2.9200	10/2/2018	GBP	2,214,000	—	2,168	2,168
Receive	6-Month GBP-LIBOR	2.9600	10/11/2018	GBP	2,320,500	—	1,271	1,271
Receive	3-Month USD-LIBOR	2.7460	11/26/2018	USD	1,509,500	—	(411)	(411)
Receive	3-Month USD-LIBOR	2.7100	11/27/2018	USD	1,494,000	—	615	615
Receive	3-Month USD-LIBOR	2.7570	11/29/2018	USD	1,590,500	—	(673)	(673)
Receive	3-Month USD-LIBOR	2.7300	11/29/2018	USD	1,449,000	—	131	131
Receive	3-Month USD-LIBOR	2.6800	11/29/2018	USD	1,449,000	—	1,509	1,509
Receive	3-Month USD-LIBOR	2.6500	11/29/2018	USD	1,452,500	—	2,341	2,341
Pay	6-Month AUD-BBSW	3.5000	12/11/2018	AUD	2,600,000	8,170	(40,328)	(32,158)
Pay	6-Month AUD-BBSW	3.7500	12/11/2018	AUD	10,900,000	(27,986)	6,993	(20,993)
Pay	6-Month EUR-LIBOR	1.2340	12/12/2018	EUR	319,500	—	3,677	3,677
Pay	6-Month EUR-LIBOR	1.4400	12/27/2018	EUR	428,000	—	10,335	10,335
Receive	3-Month USD-LIBOR	1.6388	2/26/2019	USD	972,000	—	(745)	(745)
Pay	6-Month GBP-LIBOR	2.0000	3/19/2019	GBP	3,100,000	7,207	10,816	18,023
Pay	6-Month EUR-LIBOR	3.1910	6/28/2019	EUR	1,162,500	—	35,110	35,110
Pay	3-Month ZAR-JIBOR	1.0000	7/2/2019	ZAR	1,071,500	—	150	150
Receive	6-Month GBP-LIBOR	3.0983	8/7/2019	GBP	2,096,000	—	(54,787)	(54,787)
Receive	6-Month GBP-LIBOR	3.2300	8/29/2019	GBP	1,089,000	—	(2,845)	(2,845)
Pay	3-Month USD-LIBOR	3.4360	11/13/2019	USD	4,919,000	—	(9,334)	(9,334)
Pay	3-Month USD-LIBOR	3.4300	11/13/2019	USD	3,642,500	—	(7,315)	(7,315)
Pay	3-Month USD-LIBOR	3.6500	11/14/2019	USD	2,570,500	—	5,171	5,171
Pay	3-Month USD-LIBOR	3.6375	11/14/2019	USD	8,605,000	—	15,329	15,329
Pay	3-Month USD-LIBOR	3.6300	11/14/2019	USD	1,625,500	—	2,671	2,671
Pay	6-Month EUR-LIBOR	2.2750	11/20/2019	EUR	2,096,500	—	3,447	3,447
Pay	6-Month EUR-LIBOR	2.2700	11/25/2019	EUR	996,000	—	(1,317)	(1,317)
Pay	6-Month EUR-LIBOR	2.3000	11/25/2019	EUR	900,000	—	1,887	1,887
Pay	6-Month JPY-LIBOR	1.2700	6/18/2020	JPY	57,241,500	—	4,962	4,962
Pay	6-Month JPY-LIBOR	1.2600	6/24/2020	JPY	51,108,500	—	4,277	4,277
Pay	6-Month JPY-LIBOR	1.2670	6/25/2020	JPY	216,590,500	—	1,007,442	1,007,442
Receive	6-Month GBP-LIBOR	3.3300	7/10/2020	GBP	773,000	—	2,936	2,936
Receive	6-Month GBP-LIBOR	3.3200	7/10/2020	GBP	1,162,000	—	4,754	4,754
Pay	6-Month JPY-LIBOR	1.1600	8/21/2020	JPY	169,474,000	—	9,662	9,662
Pay	6-Month JPY-LIBOR	1.1200	8/22/2020	JPY	169,542,500	—	8,301	8,301
Receive	3-Month SEK-LIBOR	3.3200	9/16/2020	SEK	6,726,500	—	(29,748)	(29,748)
Pay	6-Month JPY-LIBOR	0.9400	10/8/2020	JPY	248,784,000	—	1,847	1,847
Pay	6-Month JPY-LIBOR	0.9275	10/21/2020	JPY	86,831,000	—	287	287
Pay	3-Month USD-LIBOR	2.7363	10/30/2020	USD	2,273,000	—	(14,923)	(14,923)
Pay	3-Month USD-LIBOR	2.7500	11/2/2020	USD	3,033,000	—	(19,098)	(19,098)
Pay	3-Month USD-LIBOR	4.0900	11/26/2020	USD	4,270,500	—	(2,589)	(2,589)
Pay	3-Month USD-LIBOR	4.0600	11/27/2020	USD	2,094,500	—	(2,408)	(2,408)
Pay	3-Month USD-LIBOR	4.0610	11/27/2020	USD	1,921,500	—	(2,175)	(2,175)
Pay	3-Month USD-LIBOR	4.1100	11/27/2020	USD	2,919,500	—	(775)	(775)
Pay	3-Month USD-LIBOR	4.0620	11/29/2020	USD	1,914,500	—	(2,235)	(2,235)
Pay	3-Month USD-LIBOR	4.1075	11/29/2020	USD	1,914,500	—	(687)	(687)
Pay	3-Month USD-LIBOR	4.0570	11/29/2020	USD	1,914,500	—	(2,399)	(2,399)
Pay	3-Month USD-LIBOR	4.1368	12/3/2020	USD	2,102,500	—	—	—
Pay	3-Month USD-LIBOR	4.1225	12/3/2020	USD	1,815,500	—	—	—
Receive	6-Month EUR-LIBOR	2.6688	6/24/2021	EUR	2,265,000	—	6,618	6,618
Receive	6-Month EUR-LIBOR	2.8520	6/26/2021	EUR	2,435,000	—	(3,838)	(3,838)
Receive	3-Month USD-LIBOR	4.2460	11/12/2021	USD	5,287,000	—	14,073	14,073
Receive	3-Month USD-LIBOR	4.4100	11/14/2021	USD	2,910,500	—	(273)	(273)
Receive	3-Month USD-LIBOR	4.3975	11/14/2021	USD	5,563,000	—	659	659
Pay	6-Month GBP-LIBOR	3.4825	8/9/2022	GBP	274,000	—	(1,228)	(1,228)
Pay	6-Month GBP-LIBOR	3.7880	8/21/2022	GBP	369,500	—	6,190	6,190
Pay	6-Month GBP-LIBOR	3.8080	9/12/2022	GBP	284,000	—	4,800	4,800
Pay	6-Month GBP-LIBOR	3.8025	9/12/2022	GBP	293,500	—	4,845	4,845
Pay	6-Month GBP-LIBOR	4.2250	9/13/2022	GBP	293,500	—	4,831	4,831
Pay	6-Month GBP-LIBOR	3.5563	10/7/2022	GBP	444,500	—	(1,142)	(1,142)
Pay	6-Month GBP-LIBOR	3.4563	10/7/2022	GBP	741,000	—	(2,433)	(2,433)
Pay	3-Month USD-LIBOR	3.9700	11/12/2022	USD	755,500	—	(3,453)	(3,453)
Pay	3-Month USD-LIBOR	3.9750	11/13/2022	USD	656,500	—	(2,858)	(2,858)
Pay	3-Month USD-LIBOR	4.0288	11/20/2022	USD	608,500	—	(1,436)	(1,436)
Pay	3-Month USD-LIBOR	4.0840	11/26/2022	USD	659,000	—	(204)	(204)
Pay	3-Month USD-LIBOR	4.0900	11/27/2022	USD	889,000	—	(41)	(41)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month USD-LIBOR	4.1100	11/27/2022	USD	820,000	$—	$672	$672
Pay	3-Month USD-LIBOR	4.0750	11/27/2022	USD	651,500	—	(453)	(453)
Receive	3-Month USD-LIBOR	4.0800	11/29/2022	USD	636,000	—	298	298
Pay	3-Month USD-LIBOR	4.1020	11/29/2022	USD	699,500	—	338	338
Pay	3-Month USD-LIBOR	4.1020	11/29/2022	USD	932,500	—	451	451
Pay	3-Month USD-LIBOR	4.0300	11/29/2022	USD	850,000	—	(2,237)	(2,237)
Pay	3-Month USD-LIBOR	4.0363	11/29/2022	USD	636,000	—	(1,501)	(1,501)
Pay	3-Month USD-LIBOR	3.9900	11/29/2022	USD	637,000	—	(2,778)	(2,778)
Pay	3-Month USD-LIBOR	4.0500	12/4/2022	USD	1,700,000	—	(3,589)	(3,589)
Receive	3-Month USD-LIBOR	2.0000	6/19/2023	USD	900,000	24,565	34,966	59,531
Pay	6-Month EUR-LIBOR	3.0500	6/24/2023	EUR	1,192,000	—	(6,046)	(6,046)
Receive	6-Month JPY-LIBOR	1.7330	6/24/2023	JPY	298,084,500	—	(32,899)	(32,899)
Receive	6-Month JPY-LIBOR	1.7240	6/24/2023	JPY	70,857,000	—	(7,641)	(7,641)
Pay	6-Month EUR-LIBOR	3.1910	6/28/2023	EUR	1,292,500	—	(2,301)	(2,301)
Pay	6-Month NOK-NIBOR	4.0000	7/1/2023	NOK	8,368,000	—	3,758	3,758
Receive	6-Month GBP-LIBOR	2.6646	9/7/2023	GBP	343,000	—	1,957	1,957
Receive	6-Month GBP-LIBOR	4.1400	9/7/2023	GBP	646,000	—	(2,970)	(2,970)
Pay	6-Month CHF-LIBOR	2.5550	9/16/2023	CHF	384,000	—	5,248	5,248
Pay	6-Month GBP-LIBOR	3.9963	9/17/2023	GBP	317,000	—	4,028	4,028
Pay	6-Month GBP-LIBOR	3.9450	9/17/2023	GBP	436,500	—	4,000	4,000
Receive	6-Month JPY-LIBOR	1.0000	9/18/2023	JPY	1,460,000,000	(290,373)	(45,519)	(335,892)
Pay	6-Month EUR-LIBOR	3.1670	9/20/2023	EUR	305,000	—	4,505	4,505
Receive	6-Month NOK-NIBOR	4.2700	9/25/2023	NOK	3,181,500	—	(6,276)	(6,276)
Pay	3-Month SEK-LIBOR	3.6250	9/25/2023	SEK	3,357,000	—	774	774
Receive	6-Month JPY-LIBOR	1.4400	10/8/2023	JPY	336,384,000	—	(2,162)	(2,162)
Pay	6-Month GBP-LIBOR	3.8000	10/10/2023	GBP	619,500	—	(1,040)	(1,040)
Pay	6-Month EUR-LIBOR	3.0690	10/11/2023	EUR	992,500	—	7,790	7,790
Receive	6-Month JPY-LIBOR	1.0360	10/11/2023	JPY	52,925,000	—	(1,227)	(1,227)
Receive	6-Month GBP-LIBOR	3.8475	10/15/2023	GBP	554,000	—	(783)	(783)
Pay	6-Month EUR-LIBOR	3.1550	10/17/2023	EUR	1,167,500	—	14,962	14,962
Receive	6-Month GBP-LIBOR	3.7680	10/18/2023	GBP	521,500	—	2,170	2,170
Receive	6-Month JPY-LIBOR	1.4400	10/21/2023	JPY	116,747,500	—	(511)	(511)
Receive	3-Month USD-LIBOR	2.7500	10/22/2023	USD	1,600,000	—	8,827	8,827
Receive	6-Month GBP-LIBOR	4.0175	11/9/2023	GBP	1,495,500	—	1,600	1,600
Pay	6-Month GBP-LIBOR	1.7600	11/9/2023	GBP	1,999,500	—	(19,162)	(19,162)
Receive	6-Month GBP-LIBOR	4.0950	11/12/2023	GBP	708,500	—	1,393	1,393
Pay	3-Month USD-LIBOR	4.5340	11/12/2023	USD	2,307,500	—	(4,165)	(4,165)
Receive	6-Month GBP-LIBOR	3.8730	11/14/2023	GBP	734,000	—	(1,584)	(1,584)
Pay	6-Month GBP-LIBOR	2.1350	11/14/2023	GBP	1,613,000	—	2,691	2,691
Pay	3-Month USD-LIBOR	4.6400	11/16/2023	USD	888,000	—	619	619
Pay	3-Month USD-LIBOR	4.3400	11/19/2023	USD	1,018,500	—	(2,550)	(2,550)
Receive	3-Month USD-LIBOR	4.6713	11/26/2023	USD	5,079,500	—	637	637
Pay	6-Month GBP-LIBOR	2.6550	11/29/2023	GBP	389,500	—	(4,405)	(4,405)
Pay	6-Month GBP-LIBOR	2.6510	11/30/2023	GBP	388,000	—	(4,634)	(4,634)
Receive	6-Month EUR-LIBOR	2.0050	12/4/2023	EUR	454,500	—	(2,180)	(2,180)
Receive	6-Month EUR-LIBOR	2.0010	12/4/2023	EUR	470,500	—	(2,017)	(2,017)
Receive	3-Month USD-LIBOR	2.8820	2/29/2024	USD	653,000	—	2,477	2,477
Pay	6-Month JPY-LIBOR	2.2125	6/24/2025	JPY	55,197,000	—	3,642	3,642
Pay	6-Month JPY-LIBOR	2.2170	6/26/2025	JPY	232,715,000	—	15,581	15,581
Receive	6-Month NOK-NIBOR	4.0250	7/1/2025	NOK	6,276,000	—	(2,174)	(2,174)
Pay	3-Month USD-LIBOR	4.4400	7/5/2025	USD	2,021,000	—	(11,295)	(11,295)
Pay	6-Month EUR-LIBOR	3.4220	7/12/2025	EUR	652,500	—	(1,571)	(1,571)
Pay	6-Month EUR-LIBOR	3.4280	7/12/2025	EUR	693,000	—	(1,577)	(1,577)
Pay	6-Month EUR-LIBOR	3.4300	7/15/2025	EUR	1,394,500	—	23,476	23,476
Pay	6-Month EUR-LIBOR	3.6100	8/23/2025	EUR	2,020,500	—	3,244	3,244
Pay	6-Month EUR-LIBOR	3.6650	9/11/2025	EUR	1,134,000	—	3,119	3,119
Pay	6-Month JPY-LIBOR	1.9480	10/8/2025	JPY	260,172,000	—	931	931
Receive	6-Month JPY-LIBOR	1.9900	10/18/2025	JPY	200,585,500	—	(2,083)	(2,083)
Pay	6-Month JPY-LIBOR	2.4350	10/18/2025	JPY	281,920,000	—	(449)	(449)
Pay	6-Month JPY-LIBOR	1.9610	10/21/2025	JPY	90,187,500	—	406	406
Pay	3-Month USD-LIBOR	4.5000	10/29/2025	USD	674,000	—	(4,943)	(4,943)
Receive	3-Month USD-LIBOR	3.5050	10/30/2025	USD	621,500	—	9,733	9,733
Pay	3-Month USD-LIBOR	4.5000	10/31/2025	USD	371,500	—	(2,726)	(2,726)
Pay	3-Month USD-LIBOR	4.5000	10/31/2025	USD	371,500	—	(2,726)	(2,726)
Pay	3-Month USD-LIBOR	4.4750	11/1/2025	USD	674,000	—	(5,518)	(5,518)
Receive	3-Month USD-LIBOR	3.5200	11/2/2025	USD	831,000	—	12,372	12,372

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	3-Month USD-LIBOR	4.8200	11/15/2025	USD	784,000	$—	$1,548	$1,548
Pay	3-Month USD-LIBOR	4.2060	6/20/2028	USD	848,500	—	(17,040)	(17,040)
Pay	3-Month USD-LIBOR	4.1700	6/21/2028	USD	589,000	—	(12,543)	(12,543)
Pay	6-Month EUR-LIBOR	3.3300	7/2/2028	EUR	276,000	—	(3,092)	(3,092)
Pay	6-Month EUR-LIBOR	3.3275	7/2/2028	EUR	274,000	—	(3,106)	(3,106)
Pay	6-Month EUR-LIBOR	3.3300	7/2/2028	EUR	276,000	—	(3,092)	(3,092)
Pay	6-Month EUR-LIBOR	3.3300	7/3/2028	EUR	140,000	—	(1,569)	(1,569)
Pay	6-Month EUR-LIBOR	3.3600	7/3/2028	EUR	276,000	—	(2,660)	(2,660)
Pay	6-Month EUR-LIBOR	3.3600	7/3/2028	EUR	276,000	—	(2,660)	(2,660)
Pay	6-Month EUR-LIBOR	3.3350	7/3/2028	EUR	274,000	—	(2,999)	(2,999)
Pay	6-Month EUR-LIBOR	3.4650	7/11/2028	EUR	431,000	—	(1,797)	(1,797)
Receive	6-Month GBP-LIBOR	4.2250	9/12/2028	GBP	611,000	—	(2,878)	(2,878)
Receive	6-Month GBP-LIBOR	4.2340	9/12/2028	GBP	594,500	—	(3,107)	(3,107)
Receive	6-Month GBP-LIBOR	4.2250	9/13/2028	GBP	611,000	—	(2,878)	(2,878)
Pay	6-Month CHF-LIBOR	2.7575	9/16/2028	CHF	435,000	(1)	(2,237)	(2,238)
Receive	6-Month GBP-LIBOR	4.0330	10/9/2028	GBP	949,000	—	5,881	5,881
Receive	6-Month GBP-LIBOR	4.0425	10/9/2028	GBP	920,500	—	5,206	5,206
Receive	6-Month GBP-LIBOR	4.0250	10/9/2028	GBP	525,000	—	3,493	3,493
Receive	6-Month GBP-LIBOR	4.1000	10/10/2028	GBP	1,065,000	—	2,527	2,527
Receive	3-Month USD-LIBOR	4.5873	10/31/2028	USD	1,975,500	—	6,861	6,861
Receive	3-Month USD-LIBOR	4.5870	10/31/2028	USD	1,975,500	—	6,861	6,861
Receive	3-Month USD-LIBOR	4.5780	10/31/2028	USD	3,422,500	—	12,435	12,435
Receive	3-Month USD-LIBOR	4.5658	11/3/2028	USD	3,446,000	—	13,603	13,603
Receive	3-Month USD-LIBOR	4.6153	11/5/2028	USD	4,038,000	—	12,167	12,167
Receive	3-Month USD-LIBOR	4.8558	11/14/2028	USD	4,000,000	—	(6,095)	(6,095)
Receive	3-Month USD-LIBOR	4.5590	11/27/2028	USD	491,500	—	794	794
Receive	3-Month USD-LIBOR	4.5970	11/27/2028	USD	744,500	—	(898)	(898)
Receive	3-Month USD-LIBOR	4.5500	11/27/2028	USD	542,000	—	1,238	1,238
Receive	3-Month USD-LIBOR	4.5530	11/29/2028	USD	495,500	—	998	998
Receive	3-Month USD-LIBOR	4.5870	11/29/2028	USD	495,500	—	(273)	(273)
Receive	3-Month USD-LIBOR	4.5488	11/29/2028	USD	495,500	—	1,153	1,153
Receive	3-Month USD-LIBOR	4.6150	12/3/2028	USD	542,000	—	—	—
Receive	3-Month USD-LIBOR	4.6050	12/3/2028	USD	454,000	—	—	—
Pay	6-Month JPY-LIBOR	2.7200	6/14/2032	JPY	47,516,500	—	816	816
Pay	6-Month JPY-LIBOR	2.6800	6/14/2032	JPY	48,655,000	—	(4)	(4)
Pay	6-Month JPY-LIBOR	2.7050	6/19/2032	JPY	45,785,500	—	472	472
Pay	6-Month JPY-LIBOR	2.6060	11/1/2032	JPY	160,835,000	—	(5,903)	(5,903)
Pay	6-Month JPY-LIBOR	2.6500	6/19/2033	JPY	47,020,000	—	(1,265)	(1,265)
Pay	6-Month JPY-LIBOR	2.8300	6/24/2033	JPY	49,062,000	—	2,372	2,372
Receive	6-Month EUR-LIBOR	2.9200	7/2/2033	EUR	638,000	—	8,724	8,724
Receive	6-Month EUR-LIBOR	2.9238	7/2/2033	EUR	636,000	—	8,590	8,590
Receive	6-Month EUR-LIBOR	2.9238	7/2/2033	EUR	636,000	—	8,590	8,590
Receive	6-Month EUR-LIBOR	2.9100	7/3/2033	EUR	320,000	—	4,518	4,518
Receive	6-Month EUR-LIBOR	2.9410	7/3/2033	EUR	639,500	—	8,139	8,139
Receive	6-Month EUR-LIBOR	2.9410	7/3/2033	EUR	639,500	—	8,139	8,139
Receive	6-Month EUR-LIBOR	2.9250	7/3/2033	EUR	638,000	—	8,582	8,582
Receive	3-Month USD-LIBOR	4.2238	7/5/2033	USD	472,500	—	13,875	13,875
Receive	6-Month EUR-LIBOR	3.0200	7/11/2033	EUR	1,006,000	—	9,162	9,162
Receive	6-Month EUR-LIBOR	3.2000	7/12/2033	EUR	149,750	—	2,861	2,861
Receive	6-Month EUR-LIBOR	3.2050	7/12/2033	EUR	156,500	—	2,906	2,906
Receive	6-Month EUR-LIBOR	3.2100	7/15/2033	EUR	313,000	—	5,658	5,658
Receive	6-Month GBP-LIBOR	4.1300	8/9/2033	GBP	213,000	—	(1,771)	(1,771)
Receive	6-Month GBP-LIBOR	4.1960	8/21/2033	GBP	315,500	—	(4,839)	(4,839)
Receive	6-Month EUR-LIBOR	3.4000	8/23/2033	EUR	461,000	—	(315)	(315)
Receive	6-Month EUR-LIBOR	3.4500	9/11/2033	EUR	257,000	—	(1,467)	(1,467)
Pay	6-Month GBP-LIBOR	3.9917	10/10/2033	GBP	192,500	—	575	575
Receive	6-Month JPY-LIBOR	2.6600	10/18/2033	JPY	92,189,500	—	2,310	2,310
Pay	3-Month USD-LIBOR	4.4300	10/31/2033	USD	987,500	—	(3,873)	(3,873)
Pay	3-Month USD-LIBOR	4.4300	10/31/2033	USD	987,500	—	(3,873)	(3,873)
Pay	3-Month USD-LIBOR	4.4200	10/31/2033	USD	1,696,000	—	(7,096)	(7,096)
Pay	3-Month USD-LIBOR	4.4100	11/1/2033	USD	1,707,500	—	(7,687)	(7,687)
Pay	3-Month USD-LIBOR	4.4400	11/5/2033	USD	2,026,000	—	(7,498)	(7,498)
Pay	3-Month USD-LIBOR	4.6800	11/14/2033	USD	2,065,500	—	5,343	5,343
Receive	3-Month USD-LIBOR	4.7250	11/27/2033	USD	620,500	—	(793)	(793)
Receive	3-Month USD-LIBOR	4.7500	11/27/2033	USD	559,500	—	(1,538)	(1,538)
Receive	3-Month USD-LIBOR	4.7270	11/29/2033	USD	686,000	—	(1,004)	(1,004)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate %	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month USD-LIBOR	4.6800	11/29/2033	USD	621,000	$—	$809	$809
Receive	3-Month USD-LIBOR	4.6900	12/4/2033	USD	1,249,500	—	958	958
Receive	6-Month JPY-LIBOR	2.6000	6/14/2037	JPY	54,731,500	—	(458)	(458)
Receive	6-Month JPY-LIBOR	2.5450	6/14/2037	JPY	56,015,000	—	699	699
Receive	6-Month JPY-LIBOR	2.5400	6/19/2037	JPY	53,144,000	—	742	742
Receive	6-Month JPY-LIBOR	2.4650	11/1/2037	JPY	179,314,000	—	5,817	5,817
Receive	6-Month JPY-LIBOR	2.5050	6/19/2038	JPY	15,128,000	—	1,415	1,415
Receive	6-Month JPY-LIBOR	2.4500	6/20/2038	JPY	53,561,500	—	1,394	1,394
Receive	6-Month JPY-LIBOR	2.6000	6/24/2038	JPY	56,421,500	—	(1,674)	(1,674)
Pay	6-Month EUR-LIBOR	2.6100	7/2/2038	EUR	364,000	—	(3,220)	(3,220)
Pay	6-Month EUR-LIBOR	2.6225	7/2/2038	EUR	364,000	—	(3,044)	(3,044)
Pay	6-Month EUR-LIBOR	2.6085	7/2/2038	EUR	363,000	—	(3,232)	(3,232)
Pay	6-Month EUR-LIBOR	2.6000	7/3/2038	EUR	186,000	—	(1,719)	(1,719)
Pay	6-Month EUR-LIBOR	2.6300	7/3/2038	EUR	365,000	—	(2,948)	(2,948)
Pay	6-Month EUR-LIBOR	2.6300	7/3/2038	EUR	365,000	—	(2,948)	(2,948)
Pay	6-Month EUR-LIBOR	2.6150	7/3/2038	EUR	363,000	—	(3,143)	(3,143)
Pay	6-Month EUR-LIBOR	2.6800	7/11/2038	EUR	576,500	—	(3,509)	(3,509)
Receive	3-Month USD-LIBOR	2.7500	6/19/2043	USD	8,200,000	590,643	961,957	1,552,600
Receive	6-Month GBP-LIBOR	3.8470	8/14/2043	GBP	213,000	—	(3,563)	(3,563)
Receive	6-Month GBP-LIBOR	3.6850	8/15/2043	GBP	350,000	—	(3,262)	(3,262)
Receive	3-Month GBP-LIBOR	3.6620	8/15/2043	GBP	344,000	—	(2,647)	(2,647)
Receive	6-Month GBP-LIBOR	4.0000	8/16/2043	GBP	280,000	—	(8,985)	(8,985)
Pay	3-Month USD-LIBOR	4.2650	8/19/2043	USD	978,000	—	(3,741)	(3,741)
Receive	6-Month GBP-LIBOR	3.6570	8/21/2043	GBP	234,000	—	(1,726)	(1,726)
Pay	3-Month USD-LIBOR	4.0000	8/22/2043	USD	450,000	—	(5,632)	(5,632)
Receive	6-Month GBP-LIBOR	3.5350	8/23/2043	GBP	183,000	—	266	266
Pay	3-Month USD-LIBOR	4.3810	8/23/2043	USD	325,000	—	198	198
Receive	3-Month USD-LIBOR	3.2500	12/18/2043	USD	600,000	28,412	29,548	57,960
Receive	3-Month USD-LIBOR	3.5000	12/18/2043	USD	11,700,000	522,800	43,811	566,611
Receive	6-Month GBP-LIBOR	3.3159	1/22/2044	GBP	318,000	—	1,578	1,578
Receive	6-Month GBP-LIBOR	3.3803	1/22/2044	GBP	335,000	—	2,482	2,482
Receive	6-Month GBP-LIBOR	3.3480	1/22/2044	GBP	160,500	—	(897)	(897)
Receive	6-Month EUR-LIBOR	2.7500	3/19/2044	EUR	1,500,000	(31,984)	(14,658)	(46,642)
Receive	6-Month GBP-LIBOR	3.5000	3/19/2044	GBP	1,580,000	(74,908)	10,714	(64,194)
Receive	3-Month USD-LIBOR	3.8600	6/20/2053	USD	212,500	—	15,198	15,198
Receive	3-Month USD-LIBOR	3.8200	6/21/2053	USD	151,000	—	11,545	11,545

						$791,083	$2,032,090	$2,823,173

OTC Swap agreements outstanding on November 30, 2013:

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (1)

Reference Entity	Counter- party	Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2013(3)	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
JC Penney Corporation, Inc.	BNP	5.0000	12/20/2015	11.5892%	USD	75,000	$7,278	$1,480	$8,758
Royal Bank of Scotland	DUB	5.0000	12/20/2016	1.3299%	EUR	300,000	(24,734)	(22,819)	(47,554)
JC Penney Corporation, Inc.	DUB	5.0000	12/20/2016	12.2060%	USD	75,000	13,801	(1,615)	12,186
Rallye	BNP	5.0000	3/20/2017	2.1168%	EUR	25,000	(1,242)	(1,892)	(3,134)
Rallye	BNP	5.0000	3/20/2017	2.1168%	EUR	15,000	(710)	(1,171)	(1,881)
Aktiebolaget Volvo	UAG	1.0000	3/20/2018	1.0241%	EUR	50,000	1,945	(1,950)	(5)
JC Penney Corporation, Inc.	BRC	5.0000	6/20/2018	12.0572%	USD	25,000	3,519	1,493	5,012
JC Penney Corporation, Inc.	BNP	5.0000	6/20/2018	12.0572%	USD	100,000	9,808	10,241	20,049
Credit Agricole, S.A.	CBK	3.0000	6/20/2018	0.9094%	USD	800,000	(37,125)	(63,526)	(100,651)
Nationwide Building Society	BNP	1.0000	9/20/2018	0.9156%	EUR	200,000	2,307	(3,866)	(1,560)

Reference Entity	Counter- party	Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2013(3)	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Nationwide Building Society	BNP	1.0000	9/20/2018	0.9156%	EUR	500,000	$4,437	$(8,336)	$(3,899)
Electricite De France	FBF	1.0000	9/20/2018	0.5466%	EUR	200,000	(3,467)	(2,461)	(5,927)
JC Penney Corporation, Inc.	BRC	5.0000	9/20/2018	12.0058%	USD	100,000	9,711	10,954	20,666
Republic of Turkey	DUB	1.0000	9/20/2018	2.0316%	USD	500,000	17,625	5,298	22,924
Republic of Turkey	JPM	1.0000	9/20/2018	2.0316%	USD	500,000	17,408	5,516	22,924
Xover	DUB	5.0000	12/10/2018	3.1800%	EUR	739,500	(72,770)	(7,467)	(80,237)
Intesa Sanpaola SpA	BRC	3.0000	12/20/2018	1.6531%	EUR	300,000	(15,281)	(10,143)	(25,424)
Kingfisher, PLC	BNP	1.0000	12/20/2018	0.6892%	EUR	100,000	(949)	(1,278)	(2,226)
Kingfisher, PLC	BNP	1.0000	12/20/2018	0.6892%	EUR	150,000	(1,530)	(1,810)	(3,340)
Daimler AG	BNP	1.0000	12/20/2018	0.5242%	EUR	100,000	186	(3,532)	(3,346)
Kingfisher PLC	FBF	1.0000	12/20/2018	0.6892%	EUR	150,000	(1,275)	(2,065)	(3,340)
Intesa Sanpaola SpA	DUB	3.0000	12/20/2018	1.6531%	EUR	200,000	(11,369)	(5,580)	(16,949)
Carlsberg Brewery	DUB	1.0000	12/20/2018	0.9624%	EUR	300,000	(1,766)	90	(1,677)
Xover	DUB	5.0000	12/20/2018	3.1800%	EUR	1,094,000	(101,203)	(17,497)	(118,701)
Intesa Sanpaola SpA	JPM	3.0000	12/20/2018	1.6531%	EUR	300,000	(15,475)	(9,949)	(25,424)
Royal Bank of Scotland	JPM	5.0000	12/20/2018	1.9738%	EUR	50,000	(6,689)	(5,357)	(12,045)
Nomura Holdings	JPM	1.0000	12/20/2018	0.7700%	JPY	30,000,000	(2,547)	(1,068)	(3,615)
Credit Agricole, S.A.	BOA	3.0000	12/20/2018	1.0082%	USD	500,000	(57,007)	(7,158)	(64,165)
HCA, Inc.	BRC	1.0000	12/20/2018	2.3000%	USD	160,000	(18,797)	(1,172)	(19,969)
Turkey EM BP CBK	CBK	1.0000	12/20/2018	2.0816%	USD	3,100,000	136,659	19,801	156,460
Omnicom Group Inc.	FBF	1.0000	12/20/2018	0.3968%	USD	455,000	(12,476)	(1,426)	(13,902)
Republic of Indonesia	DUB	1.0000	12/20/2018	2.4255%	USD	150,000	9,343	(39)	9,303
Republic of Korea	DUB	1.0000	12/20/2018	0.5749%	USD	200,000	(2,711)	(1,511)	(4,222)
HJ Heinz Company	DUB	1.0000	12/20/2018	1.4793%	USD	135,000	3,815	(997)	2,817
Rite Aid Corporation	DUB	5.0000	12/20/2018	2.4500%	USD	50,000	(5,246)	(711)	(5,957)
Rite Aid Corporation	DUB	5.0000	12/20/2018	2.4500%	USD	125,000	(12,869)	(2,023)	(14,892)
HJ Heinz Company	DUB	1.0000	12/20/2018	1.4793%	USD	140,000	3,295	(374)	2,922
Intesa Sanpaola SpA	BNP	3.0000	3/20/2019	1.6884%	EUR	150,000	(14,136)	1,381	(12,754)
Reed Elsevier PLC	DUB	1.0000	3/20/2019	0.4944%	EUR	250,000	(8,658)	(453)	(9,111)
Nomura Holdings	DUB	1.0000	3/20/2019	0.7814%	JPY	30,000,000	(309)	(2,898)	(3,207)
Bank of America, NA	BRC	1.0000	3/20/2019	0.8911%	USD	250,000	(1,513)	1	(1,512)
Xover	DUB	5.0000	11/25/2019	3.1900%	EUR	1,094,500	(101,478)	(17,276)	(118,755)
State of Illinois	CBK	1.0000	3/20/2023	2.2517%	USD	300,000	22,297	(19,253)	3,044
Illinois St Municipal Bank	CBK	1.0000	6/20/2023	2.2697%	USD	200,000	11,387	3,852	15,239
Republic of South Africa	HUB	1.0000	9/20/2023	2.7526%	USD	200,000	27,095	(1,472)	25,623
Illinois State Municipal Bank	CBK	1.0000	12/20/2023	2.3035%	USD	1,600,000	128,128	(537)	127,591
ABX H.E. AAA	FBF	0.0000	5/25/2046	1.7625%	USD	642,164	193,095	(23,456)	169,639
ABX.HE.AAA	GST	0.0000	5/25/2046	1.7625%	USD	1,284,328	326,764	12,513	339,277
CMBX.NA.AJ 3	BRC	2.0000	12/13/2049	10.5895%	USD	400,000	122,116	(23,124)	98,992
CMBX.NA.BBB	DUB	3.0000	5/11/2063	3.5894%	USD	375,000	34,602	(19,020)	15,582

							$573,289	$(223,662)	$349,627

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (2)

Reference Entity	Counter- party	Fixed Rate %	Expiration Date	Implied Credit Spread at 11/30/2013(3)	Currency	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Citibank N.A., New York	FBF	1.0000	9/20/2014	0.2012%	USD	100,000	$(473)	$1,127	$654
Republic of Italy	FBF	1.0000	6/20/2017	1.4747%	USD	200,000	(19,221)	15,976	(3,245)
Rallye	BNP	1.0000	3/20/2018	2.8251%	EUR	25,000	(3,978)	1,449	(2,529)
Rallye	BNP	1.0000	3/20/2018	2.8251%	EUR	15,000	(2,398)	880	(1,518)
Hannover Rueck SE	BNP	1.0000	12/20/2018	0.7000%	EUR	100,000	—	2,142	2,142
Hannover Rueck SE	JPM	1.0000	12/20/2018	0.7000%	EUR	250,000	—	5,355	5,355
CDX.NA.IG.21	CBK	1.0000	12/20/2018	0.6935%	USD	4,000,000	41,600	18,120	59,720
JPMorgan Chase and Company	BRC	1.0000	3/20/2019	0.7886%	USD	250,000	2,914	21	2,935

							$18,444	$45,070	$63,514

Credit Default Swaps on Credit Indices—Buy Protection(1)

Reference Entity	Counter- party	Fixed Rate %	Expiration Date	Curr	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value(5)
iTraxx Europe 16 Index	BOA	1.0000%	6/20/2018	EUR	4,300,000	$207,912	$(241,771)	$(33,859)
iTraxx Europe 16 Index	BOA	5.0000%	6/20/2018	EUR	1,470,000	(17,373)	(165,961)	(183,334)
iTraxx Europe 16 Index	BOA	1.0000%	12/20/2018	EUR	2,900,000	32,278	(38,007)	(5,729)
iTraxx Europe 16 Index	FBF	5.0000%	12/20/2018	EUR	500,000	(47,228)	(6,905)	(54,133)

						$175,589	$(452,644)	$(277,055)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	3-Month PLN-LIBOR	JPM	4.7700%	4/26/2014	PLN	1,944,000	$—	$(5,136)	$(5,136)
Receive	3-Month ILS-TELBOR	HUS	1.3400%	8/30/2014	ILS	2,371,500	—	(2,327)	(2,327)
Receive	3-Month ILS-TELBOR	JPM	1.3750%	8/30/2014	ILS	2,274,000	—	(2,399)	(2,399)
Pay	3-Month NZD-BBR	GLM	3.9350%	8/13/2015	NZD	3,196,000	—	(792)	(792)
Pay	6-Month PLN-LIBOR	JPM	4.8800%	4/26/2016	PLN	1,054,000	—	10,623	10,623
Receive	6-Month GBP-LIBOR	BRC	1.6465%	8/28/2016	GBP	3,373,000	—	(6,804)	(6,804)
Pay	6-Month ZAR-JIBAR	HUB	7.4800%	11/11/2016	ZAR	4,534,000	—	1,454	1,454
Pay	3-Month ZAR-JIBAR	DUB	7.5200%	11/12/2016	ZAR	4,195,500	—	1,596	1,596
Pay	3-Month ZAR-JIBAR	HUB	7.5500%	11/12/2016	ZAR	4,536,000	—	1,961	1,961
Pay	1-Year BRL-CDI	FBF	10.110%	1/2/2017	BRL	11,000,000	578	(185,055)	(184,477)
Pay	1-Year BRL-CDI	GLM	8.7200%	1/2/2017	BRL	1,600,000	(1,271)	(46,415)	(47,686)
Pay	1-Year BRL-CDI	GLM	9.0950%	1/2/2017	BRL	9,700,000	3,408	(256,236)	(252,828)
Pay	1-Year BRL-CDI	GLM	10.360%	1/2/2017	BRL	2,400,000	—	(31,895)	(31,895)
Receive	3-Month AUD-BBSW	UAG	3.3345%	1/14/2017	AUD	665,500	—	(1,132)	(1,132)
Receive	3-Month AUD-BBSW	UAG	3.2845%	1/14/2017	AUD	1,996,000	—	2,136	2,136
Receive	6-Month AUD-BBSW	DUB	3.3020%	1/20/2017	AUD	638,500	—	513	513
Receive	3-Month AUD-BBSW	DUB	3.3020%	1/20/2017	AUD	638,500	—	513	513
Receive	3-Month AUD-BBSW	DUB	3.2675%	1/20/2017	AUD	1,293,500	—	292	292
Pay	3-Month SEK-LIBOR	FBF	1.9100%	1/24/2017	SEK	2,390,000	—	726	726
Pay	3-Month SEK-LIBOR	FBF	1.9100%	1/26/2017	SEK	2,380,000	—	723	723
Pay	3-Month SEK-LIBOR	FBF	2.0950%	2/1/2017	SEK	4,080,500	—	3,341	3,341
Receive	3-Month AUD-AUCP	DUB	3.3900%	2/24/2017	AUD	2,595,000	—	(77,323)	(77,323)
Pay	6-Month GBP-LIBOR	BRC	2.3950%	8/30/2017	GBP	3,452,500	—	3,796	3,796
Pay	6-Month GBP-LIBOR	BRC	2.4350%	8/30/2017	GBP	6,905,500	—	11,927	11,927
Pay	6-Month AUD-BBSW	UAG	1.0000%	10/12/2017	AUD	1,049,500	—	1,848	1,848
Receive	3-Month KRW-CD	BRC	3.2450%	10/12/2017	KRW	1,110,146,000	—	1,785	1,785
Receive	3-Month KRW-CD	DUB	3.2650%	10/12/2017	KRW	1,110,146,000	—	1,401	1,401
Pay	6-Month AUD-BBSW	DUB	1.0000%	10/14/2017	AUD	4,086,250	—	6,863	6,863
Receive	3-Month KRW-CD	BRC	3.2400%	10/14/2017	KRW	1,058,026,000	—	1,831	1,831
Pay	6-Month AUD-BBSW	UAG	4.2775%	10/16/2017	AUD	1,050,000	—	2,377	2,377
Receive	3-Month KRW-CD	BRC	3.2550%	10/17/2017	KRW	1,095,268,500	—	1,638	1,638
Pay	6-Month AUD-BBSW	UAG	4.2950%	10/19/2017	AUD	1,050,000	—	2,613	2,613
Receive	3-Month KRW-CD	UAG	3.2050%	10/19/2017	KRW	1,042,393,500	—	2,471	2,471
Pay	6-Month AUD-BBSW	DUB	4.1900%	10/22/2017	AUD	2,037,500	—	1,365	1,365
Pay	6-Month AUD-BBSW	DUB	4.2175%	10/23/2017	AUD	1,956,000	—	2,156	2,156
Pay	6-Month AUD-BBSW	DUB	4.0700%	10/26/2017	AUD	987,500	—	(1,372)	(1,372)
Pay	1-Year MXN-TIIE	BRC	5.8300%	11/1/2017	MXN	7,632,000	—	3,165	3,165
Pay	1-Year MXN-TIIE	HUB	5.9400%	11/1/2017	MXN	5,441,000	—	3,058	3,058
Pay	3-Month ZAR-JIBAR	BRC	7.8500%	11/2/2017	ZAR	4,320,000	—	(1,865)	(1,865)
Pay	3-Month ZAR-JIBAR	DUB	7.7623%	11/2/2017	ZAR	10,944,000	—	(6,268)	(6,268)
Pay	1-Month MXN-TIIE	BRC	5.9000%	11/6/2017	MXN	7,661,000	—	3,781	3,781
Pay	3-Month ZAR-JIBAR	HUB	8.0550%	11/9/2017	ZAR	4,685,000	—	(573)	(573)
Pay	6-Month CZK-LIBOR	JPM	1.5200%	11/13/2017	CZK	7,504,000	—	1,897	1,897
Pay	3-Month NZD-BBR	UAG	5.0000%	12/2/2017	NZD	2,674,000	—	728	728
Pay	6-Month GBP-LIBOR	JPM	2.4900%	8/8/2018	GBP	1,453,000	—	(4,554)	(4,554)
Receive	6-Month NOK-NIBOR	BRC	2.6850%	12/12/2018	NOK	2,532,500	—	(4,510)	(4,510)
Receive	6-Month NOK-NIBOR	BRC	2.7138%	12/25/2018	NOK	3,550,000	—	(6,681)	(6,681)
Pay	1-Time USA-CPI*	BRC	2.7150%	3/21/2019	USD	286,500	—	7,836	7,836
Receive	6-Month GBP-LIBOR	BRC	3.1900%	8/29/2019	GBP	1,082,000	—	(2,522)	(2,522)
Receive	6-Month GBP-LIBOR	BRC	3.2300%	8/29/2019	GBP	2,164,500	—	(5,655)	(5,655)

Pay/Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Pay	6-Month CHF-LIBOR	UAG	1.5300%	4/3/2020	CHF	797,000	$—	$(4,135)	$(4,135)
Receive	6-Month EUR-LIBOR	FBF	2.1350%	4/3/2020	EUR	539,500	—	3,192	3,192
Receive	3-Month KRW-CD	BRC	3.0250%	4/4/2020	KRW	837,268,500	—	8,292	8,292
Pay	6-Month CHF-LIBOR	FBF	1.4200%	4/26/2020	CHF	780,500	—	(6,400)	(6,400)
Receive	6-Month EUR-LIBOR	UAG	1.9560%	4/26/2020	EUR	401,000	—	4,479	4,479
Pay	1-Month BRL-BZDI	JPM	12.265%	12/31/2020	BRL	574,500	—	(2,581)	(2,581)
Pay	1-Year BRL-BZDI	BRC	12.360%	1/4/2021	BRL	281,000	—	(999)	(999)
Pay	1-Year BRL-BZDI	BRC	12.530%	1/4/2021	BRL	580,000	—	(935)	(935)
Pay	3-Month ZAR-JIBAR	BRC	7.3650%	3/31/2021	ZAR	474,000	—	(2,535)	(2,535)
Pay	3-Month ZAR-JIBAR	BRC	7.6350%	3/31/2021	ZAR	790,000	(6)	(1,314)	(1,320)
Pay	1-Year EUR-CPX	FBF	2.1500%	4/1/2021	EUR	100,000	(387)	6,049	5,662
Pay	1-Year EUR-CPX	GLM	2.1500%	4/1/2021	USD	200,000	2,609	8,715	11,324
Receive	3-Month KRW-CD	BRC	2.9250%	4/10/2022	KRW	201,980,000	—	5,923	5,923
Pay	3-Month USD-LIBOR	FBF	2.5475%	5/8/2022	USD	139,000	—	(8,141)	(8,141)
Pay	6-Month GBP-LIBOR	HUS	3.6130%	8/29/2022	GBP	363,500	—	1,377	1,377
Pay	6-Month CHF-LIBOR	GST	2.5800%	10/14/2022	CHF	1,904,000	—	3,212	3,212
Pay	6-Month CHF-LIBOR	UAG	2.5800%	10/14/2022	CHF	1,510,500	—	2,548	2,548
Pay	6-Month CHF-LIBOR	GST	2.5900%	10/16/2022	CHF	960,000	—	1,805	1,805
Pay	6-Month CHF-LIBOR	GST	2.5400%	11/9/2022	CHF	1,889,000	—	4,485	4,485
Pay	3-Month USD-LIBOR	DUB	4.1525%	11/14/2022	USD	930,500	—	3,103	3,103
Pay	6-Month CHF-LIBOR	FBF	1.8500%	2/1/2023	CHF	315,000	—	(4,865)	(4,865)
Receive	6-Month EUR-LIBOR	FBF	2.6650%	2/1/2023	EUR	215,000	—	553	553
Pay	6-Month CHF-LIBOR	FBF	1.7400%	4/10/2023	CHF	312,000	—	(7,473)	(7,473)
Pay	6-Month CHF-LIBOR	FBF	1.8000%	4/11/2023	CHF	147,000	—	(3,051)	(3,051)
Pay	6-Month CHF-LIBOR	UAG	1.7900%	4/16/2023	CHF	291,000	—	(6,254)	(6,254)
Receive	6-Month EUR-LIBOR	BRC	2.4160%	4/16/2023	EUR	193,500	—	4,668	4,668
Pay	1-Month MXN-TIIE	BRC	6.9000%	5/18/2023	MXN	2,952,500	—	(12,480)	(12,480)
Pay	1-Month MXN-TIIE	BRC	7.0400%	5/19/2023	MXN	3,188,000	—	(12,261)	(12,261)
Pay	1-Month MXN-TIIE	GLM	7.0700%	5/19/2023	MXN	3,487,500	—	(13,126)	(13,126)
Pay	3-Month ZAR-JIBAR	BRC	8.5600%	5/29/2023	ZAR	2,847,000	—	(7,784)	(7,784)
Pay	3-Month ZAR-JIBAR	BRC	8.5900%	5/30/2023	ZAR	3,323,500	—	(8,801)	(8,801)
Pay	3-Month ZAR-JIBAR	BRC	9.1100%	6/7/2023	ZAR	3,421,500	—	(3,950)	(3,950)
Pay	1-Month MXN-TIIE	JPM	6.1050%	8/14/2023	MXN	1,461,000	—	(4,481)	(4,481)
Pay	1-Month MXN-TIIE	BRC	6.1300%	8/27/2023	MXN	1,518,000	—	(4,514)	(4,514)
Pay	6-Month CHF-LIBOR	FBF	2.5750%	9/13/2023	CHF	754,000	—	11,871	11,871
Pay	1-Month MXN-TIIE	BRC	8.2300%	9/18/2023	MXN	3,819,500	—	(3,441)	(3,441)
Receive	6-Month NOK-NIBOR	BRC	4.2250%	9/19/2023	NOK	3,190,000	—	(5,408)	(5,408)
Receive	6-Month NOK-NIBOR	JPM	4.1850%	9/19/2023	NOK	5,640,000	—	(8,366)	(8,366)
Pay	3-Month SEK-LIBOR	BRC	3.6150%	9/19/2023	SEK	2,962,000	—	5,091	5,091
Receive	6-Month NOK-NIBOR	GST	4.2050%	9/20/2023	NOK	2,743,500	—	(4,287)	(4,287)
Pay	1-Month MXN-TIIE	JPM	8.2000%	9/25/2023	MXN	3,808,500	—	(3,781)	(3,781)
Pay	3-Month CAD-LIBOR	GST	4.0650%	10/15/2023	CAD	952,000	—	5,218	5,218
Receive	6-Month NOK-NIBOR	BRC	4.1900%	10/17/2023	NOK	11,178,500	—	(15,547)	(15,547)
Pay	3-Month CAD-LIBOR	DUB	3.9500%	10/18/2023	CAD	923,500	—	800	800
Pay	3-Month CAD-LIBOR	DUB	3.8250%	10/23/2023	CAD	921,000	—	(3,863)	(3,863)
Pay	3-Month CAD-LIBOR	DUB	3.8370%	10/23/2023	CAD	931,000	—	(3,447)	(3,447)
Pay	3-Month CAD-LIBOR	HUB	3.8550%	10/23/2023	CAD	931,000	—	(2,806)	(2,806)
Pay	1-Year MXN-TIIE	BRC	8.3500%	10/23/2023	MXN	39,204,000	—	(2,590)	(2,590)
Pay	1-Year MXN-TIIE	HUB	8.3800%	10/23/2023	MXN	4,249,500	—	(2,466)	(2,466)
Pay	3-Month CAD-LIBOR	DUB	3.8160%	10/24/2023	CAD	755,000	—	(3,453)	(3,453)
Receive	3-Month KRW-CD	BRC	3.5300%	10/25/2023	KRW	498,381,000	—	4,450	4,450
Receive	3-Month KRW-CD	UAG	3.5400%	10/25/2023	KRW	450,053,500	—	3,854	3,854
Pay	1-Year MXN-TIIE	BRC	8.5300%	10/25/2023	MXN	4,013,000	—	(764)	(764)
Receive	3-Month NZD-BBR	DUB	5.5983%	10/25/2023	NZD	3,185,000	—	(23,577)	(23,577)
Pay	1-Month MXN-TIIE	JPM	8.7100%	11/1/2023	MXN	2,646,000	—	717	717
Receive	6-Month AUD-BBSW	UAG	5.4950%	11/8/2023	AUD	1,133,500	—	4,949	4,949
Receive	6-Month NOK-NIBOR	BRC	4.1175%	11/11/2023	NOK	8,902,000	—	(8,559)	(8,559)
Receive	6-Month NOK-NIBOR	BRC	4.1413%	11/12/2023	NOK	5,486,500	—	(5,741)	(5,741)
Receive	6-Month NOK-NIBOR	BRC	4.1517%	11/13/2023	NOK	8,427,000	—	(18,021)	(18,021)
Receive	6-Month NOK-NIBOR	BRC	4.0700%	11/19/2023	NOK	5,822,000	—	(3,231)	(3,231)
Pay	3-Month ZAR-JIBAR	BRC	9.4000%	11/19/2023	ZAR	9,805,000	—	(6,129)	(6,129)
Pay	3-Month ZAR-JIBAR	BRC	9.4300%	11/20/2023	ZAR	3,421,000	—	(1,856)	(1,856)
Receive	6-Month EUR-LIBOR	FBF	2.1050%	1/29/2024	EUR	136,000	—	(1,507)	(1,507)
Receive	6-Month CHF-LIBOR	GST	2.7050%	10/14/2024	CHF	1,982,500	—	(2,853)	(2,853)

Pay/Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month CHF-LIBOR	UAG	2.7050%	10/14/2024	CHF	1,586,000	$—	$(2,282)	$(2,282)
Receive	6-Month CHF-LIBOR	GST	2.7250%	10/17/2024	CHF	999,000	—	(1,887)	(1,887)
Pay	6-Month CHF-LIBOR	GST	2.6725%	11/8/2024	CHF	1,980,000	—	(5,191)	(5,191)
Pay	6-Month CHF-LIBOR	UAG	1.7100%	11/27/2024	CHF	826,000	—	(7,479)	(7,479)
Pay	6-Month CHF-LIBOR	UAG	1.6900%	12/3/2024	CHF	407,000	—	—	—
Receive	6-Month AUD-BBSW	DUB	5.1525%	10/14/2025	AUD	1,007,055	—	5,204	5,204
Receive	6-Month AUD-BBSW	DUB	5.1075%	10/22/2025	AUD	501,500	—	4,309	4,309
Receive	6-Month AUD-BBSW	DUB	5.1350%	10/23/2025	AUD	481,000	—	3,263	3,263
Receive	6-Month AUD-BBSW	DUB	4.9500%	10/26/2025	AUD	242,500	—	4,710	4,710
Pay	3-Month USD-LIBOR	DUB	4.5700%	11/5/2025	USD	777,000	—	(3,941)	(3,941)
Receive	6-Month GBP-LIBOR	JPM	3.5730%	8/8/2026	GBP	368,000	—	2,234	2,234
Receive	6-Month CHF-LIBOR	FBF	2.7575%	9/13/2028	CHF	856,500	—	(6,021)	(6,021)
Pay	1-Month MXN-TIIE	DUB	9.8100%	9/20/2028	MXN	1,094,500	—	(269)	(269)
Pay	1-Month MXN-TIIE	HUB	9.8100%	9/20/2028	MXN	6,268,000	—	(1,538)	(1,538)
Pay	1-Month MXN-TIIE	DUB	9.8600%	9/21/2028	MXN	3,283,500	—	(513)	(513)
Pay	1-Month MXN-TIIE	DUB	10.145%	10/25/2028	MXN	4,377,000	—	1,387	1,387
Pay	1-Month MXN-TIIE	DUB	10.130%	11/23/2028	MXN	1,897,000	—	(550)	(550)
Pay	3-Month ZAR-JIBAR	BRC	10.650%	11/25/2028	ZAR	9,624,000	—	(3,218)	(3,218)
Pay	6-Month JPY-LIBOR	FBF	3.0650%	2/12/2032	JPY	28,000,000	—	4,667	4,667
Pay	3-Month ZAR-JIBAR	BRC	9.6700%	6/12/2033	ZAR	4,203,500	—	(8,580)	(8,580)
Receive	6-Month GBP-LIBOR	FBF	4.0450%	8/28/2033	GBP	319,000	—	127	127
Pay	1-Month MXN-TIIE	DUB	9.9250%	9/13/2033	MXN	2,663,000	—	(1,468)	(1,468)
Pay	1-Month MXN-TIIE	DUB	9.9540%	9/14/2033	MXN	3,940,500	—	(1,852)	(1,852)
Pay	1-Month MXN-TIIE	DUB	9.9500%	9/21/2033	MXN	1,824,000	—	(896)	(896)
Pay	3-Month USD-LIBOR	DUB	4.4400%	11/5/2033	USD	2,026,000	—	(639)	(639)
Receive	3-Month ZAR-JIBAR	BRC	10.160%	11/14/2033	ZAR	2,663,000	—	1,356	1,356
Receive	3-Month ZAR-JIBAR	DUB	10.160%	11/15/2033	ZAR	1,277,000	—	650	650
Receive	6-Month JPY-LIBOR	FBF	2.9100%	2/12/2037	JPY	33,000,000	—	(3,816)	(3,816)
Receive	6-Month JPY-LIBOR	BRC	1.6630%	7/4/2043	JPY	8,910,000	—	2,689	2,689
Receive	6-Month GBP-LIBOR	DUB	3.3480%	1/22/2044	GBP	160,500	—	(604)	(604)
Receive	6-Month CHF-LIBOR	UAG	2.0415%	11/27/2044	CHF	335,500	—	964	964
Receive	6-Month CHF-LIBOR	UAG	2.0150%	12/3/2044	CHF	161,000	—	—	—

							$4,931	$(734,706)	$(729,775)

*	Inflation Swap
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Purchased options outstanding on November 30, 2013:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put—OTC 30-Year IRS	DUB	3-Month USD-LIBOR	Receive	3.3000%	1/31/2014	320,000	$11,837	$12,699	$(862)
Put—OTC 30-Year IRS	BRC	3-Month USD-LIBOR	Receive	3.3000%	1/31/2014	330,000	12,207	13,380	(1,173)
Put—OTC 30-Year IRS	CBK	3-Month USD-LIBOR	Receive	5.2000%	7/29/2016	1,200,000	42,121	51,868	(9,747)
Call—OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Receive	2.4000%	5/14/2019	4,100,000	10,201	10,660	(459)

							$42,121	$51,868	$(9,747)

European Style Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call—IRS GBP	GST	6M GBP-LIBOR	Receive	1.5625%	5/16/2016	950,000	$756	$12,982	$(12,226)
Call—IRS GBP	DUB	6M GBP-LIBOR	Receive	1.4750%	7/5/2015	2,187,000	18,971	21,645	(2,674)
Call—IRS GBP	BRC	6M GBP-LIBOR	Receive	1.3470%	4/18/2016	1,093,500	5,445	5,313	132
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000%	4/10/2018	490,429,000	32,437	35,881	(3,444)
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000%	4/11/2018	247,524,500	16,372	18,400	(2,028)
Call—IRS EUR	CBK	6M EUR-EURIBOR	Receive	2.0000%	8/22/2014	738,000	13,791	9,258	4,533
Call—IRS EUR	FBF	6M EUR-EURIBOR	Receive	2.0500%	9/30/2014	1,401,500	27,661	27,034	627
Call—IRS EUR	DUB	6M EUR-EURIBOR	Receive	0.7500%	10/14/2014	5,472,500	35,799	17,100	18,699
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.7500%	5/29/2018	190,000,000	11,040	5,940	5,100
Call—IRS ZAR	FBF	3M ZAR-JIBOR	Receive	5.5000%	6/11/2014	8,047,500	1,212	650	562
Call—IRS ZAR	BNP	3M ZAR-JIBOR	Receive	5.5000%	6/17/2014	9,527,000	1,439	2,321	(882)
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.5000%	6/17/2014	13,010,500	1,965	2,122	(157)
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.5000%	6/23/2014	4,336,500	656	563	93
Call—IRS ZAR	JPM	3M ZAR-JIBOR	Receive	7.0000%	8/8/2014	3,595,500	2,913	5,201	(2,288)
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.6000%	9/12/2014	18,518,000	3,013	4,337	(1,324)
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.6000%	9/25/2014	18,518,000	2,933	4,337	(1,404)
Call—IRS USD	DUB	3M USD-LIBOR	Receive	4.6600%	9/23/2026	1,401,500	48,614	49,893	(1,279)
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950%	9/28/2026	2,102,500	202,838	208,614	(5,776)
Put—IRS GBP	BRC	6M GBP-LIBOR	Pay	3.8175%	9/28/2026	2,803,000	266,876	279,464	(12,588)
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	3.7950%	9/28/2026	701,000	67,629	66,902	727
Put—IRS GBP	GST	6M GBP-LIBOR	Pay	3.6300%	11/16/2021	2,639,000	221,468	199,943	21,525
Put—IRS KRW	DUB	3M KRW-KSDA	Pay	3.0500%	10/13/2014	1,838,154,000	4,573	5,018	(445)
Put—IRS JPY	FBF	6M JPY-LIBOR	Pay	2.0000%	6/6/2014	41,000,000	3,292	12,699	(9,407)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.3000%	8/24/2015	1,442,500	9,717	20,483	(10,766)
Put—IRS USD	JPM	3M USD-LIBOR	Pay	1.5000%	8/27/2014	3,267,500	1,923	14,494	(12,571)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.5000%	6/6/2023	583,000	54,634	44,600	10,034
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.5000%	6/7/2023	399,000	37,387	30,524	6,863
Put—IRS USD	JPM	3M USD-LIBOR	Pay	0.8000%	3/3/2014	6,947,000	800	30,914	(30,114)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.6000%	7/3/2023	418,500	36,923	27,621	9,302
Put—IRS USD	FBF	3M USD-LIBOR	Pay	3.8000%	7/1/2015	4,404,500	74,047	101,083	(27,036)
Put—IRS USD	JPM	3M USD-LIBOR	Pay	2.2500%	12/9/2013	2,887,500	—	19,015	(19,015)
Put—IRS USD	JPM	3M USD-LIBOR	Pay	1.2000%	3/17/2014	3,712,000	2,666	27,840	(25,174)
Put—IRS USD	BRC	3M USD-LIBOR	Pay	1.7000%	12/16/2013	3,583,500	3	15,140	(15,137)
Put—IRS USD	JPM	3M USD-LIBOR	Pay	1.7000%	12/16/2013	1,915,500	1	9,194	(9,193)
Put—IRS USD	DUB	3M USD-LIBOR	Pay	1.0000%	9/24/2014	14,014,500	26,248	79,000	(52,752)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.5000%	9/25/2023	700,500	64,703	59,613	5,090
Put—IRS USD	DUB	3M USD-LIBOR	Pay	4.6600%	9/26/2023	1,401,500	55,434	49,893	5,541
Put—IRS USD	JPM	3M USD-LIBOR	Pay	1.0000%	10/2/2014	7,254,000	14,600	37,267	(22,667)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	3.5000%	4/15/2014	3,800,000	28,731	38,190	(9,459)
Put—IRS USD	UAG	3M USD-LIBOR	Pay	1.8300%	5/21/2014	7,981,000	78,903	79,810	(907)
Put—IRS USD	BRC	3M USD-LIBOR	Pay	1.8300%	5/21/2014	7,701,000	76,135	82,834	(6,699)

							$1,554,548	$1,763,132	$(208,584)

European Style Foreign Currency Option Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—OTC GBP versus USD	DUB	1.6035	12/2/2013	355,000	$4,597	$11,697	$7,100
Put—OTC GBP versus USD	DUB	1.6035	12/2/2013	355,000	4,597	—	(4,597)
Put—OTC USD versus ZAR	FBF	9.6500	12/4/2013	40,500	6,902	40,377	33,475
Call—OTC AUD versus NZD	UBS	1.1675	12/4/2013	15,750	2,348	14,341	11,993
Call—OTC NOK versus SEK	BRC	1.1035	12/5/2013	327,500	7,922	6,950	(972)
Put—OTC AUD versus USD	BRC	0.8700	12/5/2013	424,500	647	18	(629)
Put—OTC EUR versus GBP**	BRC	0.8450	12/5/2013	17,000	2,738	—	(2,738)
Put—OTC NOK versus SEK	DUB	1.0625	12/5/2013	3,504,000	8,286	1,052	(7,234)
Put—OTC GBP versus USD	BRC	1.6000	12/6/2013	348,000	5,103	79	(5,024)
Call—OTC USD versus JPY	GST	103.0600	12/6/2013	1,482,000	3,927	3,927	—
Call—OTC USD versus NOK	DUB	6.1410	12/11/2013	729,500	8,849	5,676	(3,173)
Put—OTC USD versus NOK	DUB	6.1410	12/11/2013	729,500	8,411	6,318	(2,093)
Put—OTC EUR versus CHF	JPM	1.1900	12/16/2013	835,000	18,707	2	(18,705)
Call—OTC EUR versus SEK	BRC	8.9550	12/17/2013	729,500	8,876	4,746	(4,130)
Call—OTC USD versus SEK	BRC	6.6560	12/17/2013	729,500	8,863	2,746	(6,117)
Put—OTC EUR versus SEK	BRC	8.9550	12/17/2013	729,500	8,768	9,088	320
Put—OTC USD versus SEK	BRC	6.6560	12/17/2013	729,500	8,353	12,957	4,604
Call—OTC EUR versus USD	GST	1.3438	12/17/2013	756,000	7,849	13,516	5,667
Put—OTC EUR versus USD	GST	1.3438	12/17/2013	756,000	7,849	2,569	(5,280)
Call—OTC USD versus JPY	HUB	103.9800	12/19/2013	51,000	4,845	40,579	35,734
Put—OTC USD versus PHP	BRC	42.2500	12/20/2013	710,500	2,274	103	(2,171)
Put—OTC EUR versus NOK	DUB	7.8200	12/20/2013	758,000	12,774	10	(12,764)
Put—OTC USD versus ZAR	FBF	9.9350	12/20/2013	48,500	6,790	26,686	19,896
Call—OTC AUD versus CAD	JPM	1.0165	1/7/2014	460,000	13,149	78	(13,071)
Put—OTC AUD versus CAD	JPM	1.0165	1/7/2014	460,000	13,149	22,183	9,034
Put—OTC EUR versus NOK	DUB	7.9000	1/13/2014	1,721,000	41,296	493	(40,803)
Put—OTC EUR versus GBP	CBK	0.8600	1/14/2014	1,601,000	38,662	79,536	40,874
Call—OTC EUR versus NOK	FBF	7.5000	1/14/2014	24,500	3,780	33,271	29,491
Call—OTC EUR versus CAD	GST	1.4005	1/15/2014	1,573,500	29,773	67,307	37,534
Put—OTC EUR versus CAD	GST	1.4005	1/15/2014	1,573,500	29,773	4,281	(25,492)
Put—OTC GBP versus USD	CBK	1.5785	1/17/2014	2,459,000	21,017	4,745	(16,272)
Call—OTC USD versus SEK	BRC	6.4000	1/20/2014	1,200,000	25,558	36,902	11,344
Put—OTC USD versus SEK	BRC	6.4000	1/20/2014	1,200,000	22,987	6,068	(16,919)
Call—OTC USD versus JPY	GST	6.4290	1/21/2014	1,133,000	23,736	31,293	7,557
Put—OTC USD versus SEK	GST	6.4290	1/21/2014	1,133,000	22,292	7,167	(15,125)
Put—OTC USD versus PHP	GST	42.1200	1/22/2014	755,500	3,702	627	(3,075)
Call—OTC NZD versus CAD	GST	0.8650	1/27/2014	786,500	10,739	7,903	(2,836)
Put—OTC NOK versus CAD	GST	0.8650	1/27/2014	786,500	10,739	10,482	(257)
Put—OTC EUR versus NOK	FBF	7.8400	2/5/2014	856,500	16,690	465	(16,225)
Call—OTC USD versus ILS**	HUB	2.1800	2/11/2014	152,000	448	44	(404)
Put—OTC EUR versus GBP	HUB	0.8500	2/14/2014	1,065,500	17,926	39,687	21,761
Put—OTC EUR versus NOK	BRC	7.8500	2/18/2014	742,000	15,077	656	(14,421)
Call—OTC USD versus SEK	GST	6.6245	2/19/2014	766,000	14,793	11,797	(2,996)
Put—OTC USD versus SEK	GST	6.6245	2/19/2014	766,000	14,793	17,886	3,093
Call—OTC NZD versus CAD	BRC	0.8640	2/20/2014	770,000	10,385	9,586	(799)
Put—OTC NOK versus CAD	BRC	0.8640	2/20/2014	770,000	11,218	12,075	857
Put—OTC EUR versus AUD	GST	1.4375	2/26/2014	34,000	6,115	15,488	9,373
Put—OTC USD versus MXN	JPM	12.650	2/26/2014	647,000	8,524	3,665	(4,859)
Put—OTC EUR versus MXN	UAG	17.1000	2/26/2014	35,000	6,446	15,999	9,553
Put—OTC EUR versus GBP	BRC	0.8100	3/7/2014	63,000	11,898	83,097	71,199
Put—OTC EUR versus MXN	DUB	17.1250	3/28/2014	38,500	8,446	15,993	7,547
Put—OTC USD versus MXN	JPM	12.5700	3/28/2014	1,088,000	15,694	6,490	(9,204)
Put—OTC EUR versus MXN	DUB	17.1500	3/31/2014	38,500	8,130	17,094	8,964
Put—OTC EUR versus GBP	DUB	0.8125	4/4/2014	35,000	6,186	44,948	38,762
Put—OTC EUR versus NOK	DUB	7.8000	4/8/2014	39,500	2,551	—	(2,551)
Put—OTC EUR versus USD	DUB	1.3040	4/11/2014	80,500	15,383	105,251	89,868
Call—OTC AUD versus NZD	FBF	1.1595	4/14/2014	40,000	3,401	2,307	(1,094)
Put—OTC EUR versus NOK	BRC	7.8175	4/15/2014	40,000	4,618	—	(4,618)
Call—OTC EUR versus BRL	GST	3.1100	4/17/2014	330,000	15,818	28,712	12,894
Put—OTC EUR versus GBP	DUB	0.8105	4/29/2014	39,000	5,317	453	(4,864)
Call—OTC USD versus CAD	BRC	1.0450	5/2/2014	1,470,000	27,019	42,543	15,524
Put—OTC USD versus CAD	BRC	1.0450	5/2/2014	1,470,000	27,019	14,457	(12,562)
Put—OTC EUR versus AUD	GST	1.4215	5/2/2014	2,455,375	67,010	15,634	(51,376)
Call—OTC USD versus CAD	DUB	1.0436	5/5/2014	1,489,500	30,088	44,689	14,601

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put—OTC USD versus CAD	DUB	1.0436	5/5/2014	1,489,500	$24,145	$14,155	$(9,990)
Put—OTC EUR versus NOK	DUB	8.0750	5/13/2014	40,500	8,523	13,768	5,245
Call—OTC NOK versus SEK	HUS	1.0950	5/23/2014	2,231,000	5,300	3,642	(1,658)
Put—OTC USD versus MXN	FBF	12.9000	6/5/2014	53,500	6,955	44,525	37,570
Put—OTC USD versus MXN	BRC	12.6650	6/12/2014	28,000	3,710	9,670	5,960
Put—OTC EUR versus GBP	FBF	0.8110	6/17/2014	58,500	11,923	72,345	60,422
Call—OTC USD versus CAD	BRC	1.1000	6/19/2014	669,000	8,770	54,455	45,685
Call—OTC USD versus JPY/USD versus BRL	BRC	2.1800	6/25/2014	18,000	2,205	1,158	(1,047)
Put—OTC EUR versus USD	FBF	1.3100	7/17/2014	60,500	13,847	77,733	63,886
Put—OTC USD versus BRL	GST	2.3400	8/1/2014	830,000	17,463	17,274	(189)
Call—OTC NOK versus SEK	GLM	1.1150	8/19/2014	3,824,000	12,626	5,604	(7,022)
Put—OTC USD versus TRY**	BRC	1.9500	8/27/2014	35,000	3,605	11,748	8,143
Put—OTC USD versus TRY	FBF	1.9520	8/28/2014	18,000	1,800	7,004	5,204
Put—OTC USD versus TRY**	BRC	1.9550	9/4/2014	36,000	3,384	12,875	9,491
Put—OTC USD versus KRW	FBF	1,090.0000	9/11/2014	39,500	5,372	10,396	5,024
Put—OTC USD versus KRW	UAG	1,090.0000	9/11/2014	39,500	5,728	10,885	5,157
Put—OTC EUR versus HUF	GST	290.7300	9/15/2014	18,500	3,998	6,631	2,633
Put—OTC USD versus KRW	UBS	1,089.0000	9/15/2014	41,000	7,175	1,725	(5,450)
Put—OTC EUR versus GBP	BRC	0.8260	10/23/2014	40,000	9,091	415	(8,676)
Put—OTC EUR versus GBP	HUB	0.8150	10/23/2014	60,000	7,761	61,084	53,323
Put—OTC EUR versus TRY	BRC	2.7000	10/27/2014	60,500	7,959	6,642	(1,317)
Call—OTC USD versus JPY	BRC	109.5000	10/29/2014	78,500	4,514	173	(4,341)
Put—OTC USD versus JPY	DUB	109.7000	11/10/2014	40,500	3,929	34,301	30,372
Put—OTC BRL versus USD versus JPY	GST	2.07/82.75	12/2/2014	20,000	2,080	791	(1,289)
Call—OTC GBP versus USD	BRC	1.6000	12/6/2014	348,000	4,964	12,759	7,795

					$997,730	$1,551,723	$553,993

**	Knockout FX Options – An option with a built in mechanism to expire worthless, should a specified price level be exceeded. A knock-out option sets a cap to the level an option can reach, in favor of the holder. As knock-out options limit the profit potential for the option buyer, they can be purchased for a smaller premium than an equivalent option without a knock-out stipulation.

Options on Exchange-Traded Futures Contracts

Description	Currency	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put—30-Yr US Treasury Note Future Option	USD	129.000	12/27/2013	40	$27,500	$27,500	$—
Put—5-Yr US Treasury Note Future Option	USD	120.000	2/14/2014	40	12,609	14,063	1,453
Call—Eurodollar Future Option	USD	99.750	12/15/2014	135	12,044	14,344	2,300
Put—IMM European Future Option	USD	99.125	12/16/2013	98	28,125	613	(27,513)
Put—3-Mo Euribor Interest Rate Future	USD	98.875	6/15/2015	60	37,500	12,750	(24,750)
Put—DAX INDEX Future Option	EUR	8,800.0	1/17/2014	7	5,757	1,460	(4,298)
Put—Euro May Future Option	EUR	0.010	5/13/2014	60,500	7,948	8,879	932
Put—Euro February Future Option	EUR	2,900.0	2/21/2014	26	12,646	11,656	(990)

					$144,129	$91,264	$(52,865)

Written options outstanding on November 30, 2013:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums	Unrealized Appreciation (Depreciation)
Put—OTC 5-Year IRS	GLM	3-Month USD-LIBOR	Pay	2.0000%	1/27/2014	2,000,000	$(2,138)	$(8,800)	$6,662
Call—OTC 5-Year IRS	GLM	3-Month USD-LIBOR	Pay	1.4000%	1/27/2014	2,000,000	(3,784)	(4,800)	1,016
Put—OTC 5-Year IRS	MSC	3-Month USD-LIBOR	Pay	1.8000%	1/27/2014	10,700,000	(24,396)	(33,973)	9,577
Call—OTC 5-Year IRS	MSC	3-Month USD-LIBOR	Pay	1.3000%	1/27/2014	10,700,000	(8,571)	(12,840)	4,269
Put—OTC 5-Year IRS	BRC	3-Month USD-LIBOR	Pay	1.7950%	1/31/2014	1,320,000	(16,072)	(17,510)	1,438
Put—OTC 5-Year IRS	DUB	3-Month USD-LIBOR	Pay	1.7950%	1/31/2014	1,280,000	(15,585)	(15,166)	(419)
Put—OTC 10-Year IRS	CBK	3-Month USD-LIBOR	Pay	3.1000%	3/3/2014	1,600,000	(15,875)	(17,800)	1,925
Call—OTC 10-Year IRS	CBK	3-Month USD-LIBOR	Pay	2.6500%	3/3/2014	1,600,000	(7,213)	(7,055)	(158)
Put—OTC 10-Year IRS	BOA	3-Month USD-LIBOR	Pay	3.9000%	5/19/2014	4,100,000	(16,245)	(13,319)	(2,926)
Put—OTC 5-Year IRS	CBK	3-Month USD-LIBOR	Pay	5.2000%	7/29/2016	4,600,000	(43,943)	(57,480)	13,537

							$(153,822)	$(188,743)	$34,921

European Style Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call—IRS EUR	CBK	6M EUR-EURIBOR	Receive	1.750%	8/22/2014	1,476,500	$(13,024)	$(9,261)	$(3,763)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Receive	3.066%	9/26/2018	1,159,500	(58,073)	(50,634)	(7,439)
Call—IRS EUR	FBF	6M EUR-EURIBOR	Receive	1.786%	9/30/2014	2,803,000	(30,288)	(26,939)	(3,349)
Call—IRS EUR	DUB	6M EUR-EURIBOR	Receive	0.450%	10/14/2014	10,945,000	(22,577)	(7,993)	(14,584)
Call—IRS GBP	GST	6M GBP-LIBOR	Receive	0.800%	5/15/2014	950,000	(1,173)	(4,773)	3,600
Call—IRS GBP	BRC	6M GBP-LIBOR	Receive	1.000%	4/18/2016	1,093,500	(2,742)	(2,373)	(369)
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400%	4/10/2018	980,858,000	(21,263)	(23,066)	1,803
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.400%	4/11/2018	495,049,500	(10,737)	(11,985)	1,248
Call—IRS JPY	FBF	6M JPY-LIBOR	Receive	0.350%	5/29/2018	380,000,000	(6,719)	(3,341)	(3,378)
Call—IRS MXN	BRC	1M MXN-TIIE	Receive	6.100%	9/12/2014	1,912,000	(1,236)	(1,850)	614
Call—IRS ZAR	FBF	3M ZAR-JIBOR	Receive	5.000%	6/11/2014	16,095,000	(717)	(159)	(558)
Call—IRS ZAR	BNP	3M ZAR-JIBOR	Receive	5.000%	6/17/2014	19,054,000	(871)	(1,918)	1,047
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.000%	6/17/2014	26,021,000	(1,190)	(1,310)	120
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.000%	6/23/2014	8,673,000	(406)	(425)	19
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.100%	9/12/2014	37,036,000	(2,388)	(3,731)	1,343
Call—IRS ZAR	GST	3M ZAR-JIBOR	Receive	5.100%	9/25/2014	37,036,000	(2,373)	(3,731)	1,358
Call—IRS ZAR	JPM	3M ZAR-JIBOR	Receive	6.500%	8/8/2014	3,595,500	(1,279)	(3,571)	2,292
Put—IRS EUR	JPM	6M EUR-EURIBOR	Pay	0.750%	3/3/2014	5,314,500	(518)	(28,494)	27,976
Put—IRS EUR	JPM	6M EUR-EURIBOR	Pay	1.025%	3/17/2014	2,802,000	(2,820)	(22,822)	20,002
Put—IRS EUR	DUB	6M EUR-EURIBOR	Pay	0.850%	9/24/2014	10,511,000	(32,314)	(75,342)	43,028
Put—IRS EUR	DUB	6M EUR-EURIBOR	Pay	3.066%	9/26/2018	1,149,500	(48,550)	(50,634)	2,084
Put—IRS EUR	FBF	6M EUR-EURIBOR	Pay	0.860%	10/2/2014	5,440,500	(17,258)	(39,225)	21,967
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000%	9/26/2017	2,803,000	(117,459)	(103,173)	(14,286)
Put—IRS GBP	DUB	6M GBP-LIBOR	Pay	4.000%	9/26/2017	701,000	(29,375)	(26,125)	(3,250)
Put—IRS GBP	GST	6M GBP-LIBOR	Pay	3.030%	11/19/2014	2,639,000	(138,277)	(116,014)	(22,263)
Put—IRS USD	JPM	3M USD-LIBOR	Pay	2.720%	12/9/2013	5,775,000	—	(15,406)	15,406
Put—IRS USD	JPM	3M USD-LIBOR	Pay	2.200%	12/16/2013	1,915,500	—	(3,161)	3,161
Put—IRS USD	BRC	3M USD-LIBOR	Pay	2.200%	12/16/2013	3,830,500	—	(4,214)	4,214
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.500%	9/25/2015	700,500	(33,752)	(31,943)	(1,809)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.000%	4/15/2014	7,600,000	(27,977)	(37,696)	9,719
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.500%	6/8/2015	583,000	(26,790)	(18,365)	(8,425)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	4.500%	6/8/2015	399,000	(18,335)	(12,768)	(5,567)
Put—IRS USD	BRC	3M USD-LIBOR	Pay	3.580%	5/21/2014	2,079,000	(15,672)	(15,400)	(272)
Put—IRS USD	UAG	3M USD-LIBOR	Pay	3.580%	5/21/2014	2,155,000	(16,245)	(13,319)	(2,926)
Put—IRS USD	FBF	6M USD-LIBOR	Pay	4.600%	7/1/2015	418,500	(17,350)	(11,927)	(5,423)
Put—IRS USD	FBF	3M USD-LIBOR	Pay	5.050%	8/24/2015	2,019,500	(7,665)	(16,659)	8,994
Put—IRS USD	JPM	3M USD-LIBOR	Pay	2.250%	8/27/2014	3,267,500	(684)	(6,651)	5,967

							$(728,097)	$(806,398)	$78,301

European Style Foreign Currency Option Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Call—OTC AUD versus CAD	BRC	1.0165	1/7/2014	460,000	$(2,149)	$(79)	$2,070
Call—OTC EUR versus NOK	DUB	8.2000	1/13/2014	1,721,000	(29,872)	(48,957)	(19,085)
Call—OTC EUR versus GBP	CBK	0.8850	1/14/2014	1,601,000	(26,280)	(181)	26,099
Call—OTC EUR versus GBP	HUS	0.8920	2/14/2014	1,065,500	(10,253)	(385)	9,868
Call—OTC EUR versus NOK	BRC	8.2200	2/18/2014	742,000	(8,320)	(23,802)	(15,482)
Call—OTC EUR versus NOK	FBF	8.1700	2/5/2014	856,000	(9,912)	(30,756)	(20,844)
Call—OTC EUR versus SEK	BRC	8.7600	1/20/2014	880,000	(18,378)	(25,919)	(7,541)
Call—OTC EUR versus SEK	GST	8.8010	1/21/2014	831,000	(16,052)	(20,810)	(4,758)
Call—OTC EUR versus BRL	GST	3.2900	4/17/2014	330,000	(8,236)	(14,857)	(6,621)
Call—OTC EUR versus AUD	GST	1.4800	5/2/2014	2,455,375	(53,127)	(111,550)	(58,423)
Call—OTC EUR versus SEK	GST	8.9610	2/19/2014	689,500	(12,694)	(10,875)	1,819
Call—OTC NOK versus SEK	GLM	1.1650	8/19/2014	3,824,000	(4,872)	(2,157)	2,715
Call—OTC NOK versus SEK	HUB	1.1450	5/23/2014	2,231,000	(1,983)	(1,073)	910
Call—OTC USD versus CAD	BRC	1.1500	6/19/2014	669,000	(4,295)	(3,415)	880
Call—OTC USD versus CAD	BRC	1.0421	12/4/2013	1,470,000	(9,305)	(26,647)	(17,342)
Call—OTC USD versus CAD	DUB	1.0436	12/5/2013	1,489,500	(9,592)	(25,056)	(15,464)
Call—OTC USD versus JPY	GST	103.9500	12/6/2013	2,964,000	(1,964)	(1,964)	—
Put—OTC AUD versus CAD	BRC	1.0165	1/7/2014	460,000	(33,067)	(22,210)	10,857
Put—OTC EUR versus CHF	JPM	1.1300	12/16/2013	835,000	(10,419)	—	10,419
Put—OTC EUR versus NOK	DUB	7.6000	12/20/2013	1,137,000	(4,790)	(1,544,250)	(1,539,460)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put—OTC EUR versus NOK	DUB	7.6000	1/13/2014	1,721,000	$(12,883)	$(30)	$12,853
Put—OTC EUR versus GBP	CBK	0.8320	1/14/2014	1,601,000	(15,152)	(21,939)	(6,787)
Put—OTC EUR versus GBP	HUS	0.8270	2/14/2014	1,065,500	(7,320)	(14,840)	(7,520)
Put—OTC EUR versus NOK	BRC	7.6400	2/18/2014	742,000	(7,054)	(156)	6,898
Put—OTC EUR versus NOK	FBF	7.6400	2/5/2014	856,500	(6,494)	(102)	6,392
Put—OTC EUR versus SEK	BRC	8.7600	1/20/2014	880,000	(15,557)	(4,213)	11,344
Put—OTC EUR versus BRL	GST	2.9600	4/17/2014	330,000	(5,731)	(1,479)	4,252
Put—OTC EUR versus SEK	GST	3.1100	1/21/2014	831,000	(15,342)	(5,484)	9,858
Put—OTC EUR versus AUD	GST	1.3500	5/2/2014	2,455,375	(16,869)	(2,468)	14,401
Put—OTC EUR versus SEK	GST	8.9610	2/19/2014	689,500	(12,694)	(14,406)	(1,712)
Put—OTC USD versus SEK	BRC	6.2500	2/26/2014	647,000	(7,764)	(2,374)	5,390
Put—OTC NOK versus SEK	GLM	1.0625	8/19/2014	3,824,000	(8,545)	(15,908)	(7,363)
Put—OTC NOK versus SEK	HUB	1.0240	5/23/2014	2,231,000	(3,317)	(2,348)	969
Put—OTC NOK versus SEK	DUB	1.0430	12/5/2013	7,008,000	(8,239)	(94)	8,145
Put—OTC USD versus ZAR	GST	9.6500	12/4/2013	21,000	(9,549)	(20,936)	(11,387)
Put—OTC USD versus NZD	FBF	0.8550	3/28/2014	1,088,000	(13,959)	—	13,959
Put—OTC USD versus KRW	GST	1,050.00	1/22/2014	755,500	(3,249)	(3,377)	(128)
Put—OTC USD versus CAD	BRC	1.0421	12/4/2013	1,470,000	(9,305)	(44)	9,261
Put—OTC USD versus CAD	DUB	1.0436	12/5/2013	1,489,500	(9,309)	(168)	9,141
Call—OTC USD versus BRL	GLM	3.1500	8/29/2014	830,000	(15,073)	(8,220)	6,853
Put—OTC USD versus JPY	GLM	95.6500	10/21/2013	301,000	(2,748)	(2,820)	(72)
Call—OTC AUD versus CAD	BRC	1.0165	1/7/2014	460,000	(2,149)	(79)	2,070
Call—OTC EUR versus NOK	DUB	8.2000	1/13/2014	1,721,000	(29,872)	(48,957)	(19,085)
Call—OTC EUR versus GBP	CBK	0.8850	1/14/2014	1,601,000	(26,280)	(181)	26,099
Call—OTC EUR versus GBP	HUS	0.8920	2/14/2014	1,065,500	(10,253)	(385)	9,868
Call—OTC EUR versus NOK	BRC	8.2200	2/18/2014	742,000	(8,320)	(23,802)	(15,482)
Call—OTC EUR versus NOK	FBF	8.1700	2/5/2014	856,000	(9,912)	(30,756)	(20,844)
Call—OTC EUR versus SEK	BRC	8.7600	1/20/2014	880,000	(18,378)	(25,919)	(7,541)
Call—OTC EUR versus SEK	GST	8.8010	1/21/2014	831,000	(16,052)	(20,810)	(4,758)
Call—OTC EUR versus BRL	GST	3.2900	4/17/2014	330,000	(8,236)	(14,857)	(6,621)
Call—OTC EUR versus AUD	GST	1.4800	5/2/2014	2,455,375	(53,127)	(111,550)	(58,423)

					$(481,713)	$(2,036,349)	$(1,554,636)

Options on Exchange-Traded Futures Contracts:

Description	Currency	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put—5-Yr US Treasury Note Future Option	USD	119.000	2/1/2014	40	$(6,672)	$(7,500)	$(828)
Put—30-Yr US Treasury Note Future Option	USD	128.000	12/1/2013	40	(19,375)	(18,750)	625
Put—Eurodollar Future Option	EUR	99.000	12/1/2014	135	(14,583)	(11,812)	2,771
Put—Eurodollar Future Option	EUR	99.000	12/16/2013	98	(23,825)	(613)	23,212
Call—Eurodollar Future Option	EUR	99.625	9/14/2015	12	(1,650)	(3,150)	(1,500)
Call—Eurodollar Future Option	EUR	99.625	12/15/2014	30	(3,375)	9,938)	(6,563)
Call—Eurodollar Future Option	EUR	99.500	6/15/2015	67	(14,238)	(33,081)	(18,843)
Put—3-Mo Euribor Interest Rate Future Option	EUR	98.625	6/15/2013	60	(29,250)	(10,125)	19,125
Call—3-Mo Euribor Interest Rate Future Option	EUR	99.625	3/16/2015	18	(4,350)	(8,100)	(3,750)

					$(117,318)	$(103,069)	$14,249

Foreign Currency Contracts Open at November 30, 2013 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	115,000	12/3/2013	CBK	$		$(4,004)	$(4,004)
Sell	AUD	140,000	12/3/2013	BRC		2,874	—	2,874
Sell	AUD	839,000	12/3/2013	DUB		3,887	—	3,887
Buy	AUD	864,000	12/3/2013	CBK		—	(3,105)	(3,105)
Sell	AUD	864,000	1/6/2014	DUB		3,081	—	3,081
Sell	AUD	431,000	1/7/2014	DUB		—	(708)	(708)
Sell	AUD	258,500	1/7/2014	DUB		2,314	—	2,314
Buy	AUD	2,620,000	2/12/2014	JPM		—	(92,044)	(92,044)
Sell	AUD	357,500	5/7/2014	DUB		13,057	—	13,057

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD/EUR	1,096,540	1/22/2014	FBF	$—	$(33,327)	$(33,327)
Buy	AUD/EUR	1,096,540	1/22/2014	FBF	—	(31,408)	(31,408)
Sell	AUD/EUR	2,159,597	1/22/2014	DUB	80,291	—	80,291
Buy	AUD/EUR	274,420	2/12/2014	GST	—	(4,962)	(4,962)
Buy	AUD/EUR	284,138	2/12/2014	DUB	—	(2,666)	(2,666)
Sell	BGN/EUR	770,000	11/28/2014	FBF	—	(508)	(508)
Sell	BRL	4,606,540	12/3/2013	BRC	137,087	—	137,087
Sell	BRL	206,834	12/3/2013	CBK	5,411	—	5,411
Buy	BRL	2,284,203	12/3/2013	FBF	—	(880)	(880)
Buy	BRL	2,284,203	12/3/2013	BRC	—	(42)	(42)
Buy	BRL	244,968	12/3/2013	BRC	—	(2,816)	(2,816)
Buy	BRL	206,834	12/3/2013	FBF	—	(427)	(427)
Buy	BRL	38,134	12/3/2013	BRC	—	(79)	(79)
Sell	BRL	244,968	12/3/2013	DUB	505	—	505
Sell	BRL	290,827	1/3/2014	BRC	4,890	—	4,890
Sell	BRL	2,284,203	1/3/2014	FBF	536	—	536
Sell	BRL	2,284,203	1/3/2014	BOA	1,363	—	1,363
Sell	BRL	244,968	1/3/2014	HUB	2,848	—	2,848
Sell	BRL	159,369	1/3/2014	DUB	1,290	—	1,290
Sell	BRL	62,087	1/3/2014	DUB	—	(3)	(3)
Buy	BRL	7,441,027	1/10/2014	HUS	—	(115,382)	(115,382)
Sell	BRL	11,149,000	1/10/2014	HUS	288,242	—	288,242
Buy	BRL	899,513	9/3/2014	CBK	8,820	—	8,820
Sell	BRL	899,513	9/3/2014	DUB	—	(8,820)	(8,820)
Sell	BRL	926,000	11/10/2014	BRC	7,651	—	7,651
Buy	BRL	60,476	12/4/2014	HUS	—	(2,228)	(2,228)
Sell	BRL	60,476	12/4/2014	UAG	2,228	—	2,228
Sell	CAD	49,000	12/23/2013	DUB	1,659	—	1,659
Sell	CAD	5,190,000	1/10/2014	FBF	138,588	—	138,588
Sell	CAD	130,000	1/10/2014	DUB	3,300	—	3,300
Buy	CAD/EUR	1,090,276	12/5/2013	FBF	—	(7,917)	(7,917)
Buy	CAD/EUR	539,126	1/17/2014	FBF	—	(17,160)	(17,160)
Buy	CAD/EUR	546,234	1/17/2014	DUB	—	(9,928)	(9,928)
Sell	CAD/EUR	536,783	1/17/2014	JPM	8,377	—	8,377
Sell	CAD/EUR	530,989	1/17/2014	FBF	15,348	—	15,348
Buy	CAD/NZD	343,828	1/30/2014	BRC	—	(6,890)	(6,890)
Sell	CAD/NZD	169,153	1/30/2014	HUS	2,949	—	2,949
Sell	CAD/NZD	169,078	1/30/2014	JPM	3,019	—	3,019
Sell	CHF	14,070,000	1/22/2014	FBF	—	(140,064)	(140,064)
Buy	CHF	450,000	1/22/2014	JPM	1,977	—	1,977
Buy	CHF/EUR	487,411	1/22/2014	FBF	5,833	—	5,833
Buy	CHF/EUR	467,309	1/22/2014	FBF	3,439	—	3,439
Sell	CHF/EUR	227,696	2/12/2014	DUB	—	(231)	(231)
Sell	CHF/EUR	227,680	2/12/2014	DUB	—	(213)	(213)
Buy	CLP	432,000,000	12/12/2013	FBF	—	(32,602)	(32,602)
Buy	CLP	144,000,000	12/12/2013	FBF	—	(13,325)	(13,325)
Buy	CLP	80,000,000	12/12/2013	FBF	—	(8,918)	(8,918)
Sell	CLP	420,751,500	1/10/2014	DUB	47,810	—	47,810
Buy	CLP	1,174,000,000	2/10/2014	GST	—	(66,427)	(66,427)
Buy	CLP	683,000,000	2/14/2014	FBF	—	(80,072)	(80,072)
Buy	CLP	97,550,500	2/24/2014	HUB	—	(3,536)	(3,536)
Buy	CLP	101,035,400	2/24/2014	FBF	—	(3,553)	(3,553)
Buy	CLP	195,742,625	2/24/2014	FBF	—	(5,379)	(5,379)
Buy	CNY	843,500	4/7/2016	UAG	—	(3,443)	(3,443)
Sell	CNY	843,500	4/7/2016	BRC	—	(5,436)	(5,436)
Sell	CZK	93,400,000	2/6/2014	DUB	249,580	—	249,580
Sell	DKK	518,500	12/4/2013	FBF	—	(1,724)	(1,724)
Buy	DKK	518,500	12/4/2013	HUS	—	(176)	(176)
Sell	DKK	518,500	3/4/2014	FBF	170	—	170
Sell	EUR	730,000	12/3/2013	DUB	13,941	—	13,941
Sell	EUR	83,000	12/3/2013	DUB	1,643	—	1,643
Buy	EUR	72,000	12/3/2013	BRC	1,090	—	1,090
Buy	EUR	741,000	12/3/2013	BRC	3,705	—	3,705
Sell	EUR	433,500	12/4/2013	FBF	—	(11,171)	(11,171)
Sell	EUR	518,500	12/4/2013	FBF	—	(21,186)	(21,186)
Buy	EUR	523,000	12/4/2013	BOA	19,063	—	19,063

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	111,000	12/4/2013	JPM	$5,269	$—	$5,269
Sell	EUR	240,000	12/4/2013	CBK	4,220	—	4,220
Sell	EUR	234,000	12/4/2013	CBK	—	(1,271)	(1,271)
Buy	EUR	792,000	12/4/2013	BRC	—	(2,305)	(2,305)
Sell	EUR	137,812	12/5/2013	UAG	—	(2,217)	(2,217)
Buy	EUR	137,812	12/5/2013	JPM	2,457	—	2,457
Sell	EUR	45,500	12/18/2013	CBK	—	(1,419)	(1,419)
Sell	EUR	39,000	12/18/2013	JPM	—	(1,259)	(1,259)
Sell	EUR	49,000	12/18/2013	GST	—	(2,318)	(2,318)
Sell	EUR	361,000	12/18/2013	DUB	—	(11,401)	(11,401)
Sell	EUR	14,500	12/18/2013	JPM	—	(313)	(313)
Sell	EUR	67,000	12/18/2013	FBF	—	(1,517)	(1,517)
Sell	EUR	741,000	1/2/2014	HUB	—	(3,683)	(3,683)
Sell	EUR	538,000	1/2/2014	FBF	—	(7,035)	(7,035)
Sell	EUR	80,000	1/7/2014	CBK	—	(1,777)	(1,777)
Buy	EUR	50,000	1/7/2014	CBK	191	—	191
Sell	EUR	669,000	1/7/2014	CBK	—	(4,657)	(4,657)
Sell	EUR	254,500	1/7/2014	CBK	—	(1,997)	(1,997)
Sell	EUR	198,000	1/7/2014	HUS	—	(476)	(476)
Sell	EUR	305,000	1/7/2014	HUS	1,425	—	1,425
Sell	EUR	330,000	1/7/2014	CBK	3,082	—	3,082
Sell	EUR	330,500	1/7/2014	CBK	5,566	—	5,566
Buy	EUR	202,500	1/7/2014	HUS	—	(4,387)	(4,387)
Sell	EUR	216,000	1/7/2014	DUB	3,849	—	3,849
Sell	EUR	200,000	1/7/2014	BOA	—	(1,657)	(1,657)
Sell	EUR	105,500	1/10/2014	CBK	—	(821)	(821)
Sell	EUR	102,000	2/7/2014	BRC	1,800	—	1,800
Buy	EUR	187,500	2/7/2014	DUB	—	(1,335)	(1,335)
Sell	EUR	1,806,500	2/7/2014	BRC	9,289	—	9,289
Buy	EUR	2,520,000	2/7/2014	HUB	16,178	—	16,178
Sell	EUR	16,510,000	2/7/2014	DUB	—	(138,519)	(138,519)
Sell	EUR	214,500	2/20/2014	BRC	—	(5,647)	(5,647)
Sell	EUR	225,000	2/20/2014	BRC	—	(5,682)	(5,682)
Sell	EUR	235,000	3/4/2014	BRC	—	(3,742)	(3,742)
Sell	EUR	792,000	3/4/2014	FBF	2,271	—	2,271
Buy	EUR	77,000	3/11/2014	FBF	924	—	924
Sell	EUR	77,000	3/11/2014	JPM	—	(1,384)	(1,384)
Sell	EUR/AUD	755,500	1/22/2014	FBF	2,734	—	2,734
Sell	EUR/AUD	755,500	1/22/2014	JPM	815	—	815
Buy	EUR/AUD	1,511,000	1/22/2014	HUB	11,301	—	11,301
Sell	EUR/AUD	185,000	2/12/2014	FBF	2,487	—	2,487
Sell	EUR/AUD	191,500	2/12/2014	FBF	173	—	173
Buy	EUR/BGN	392,089	11/28/2014	DUB	2,802	—	2,802
Sell	EUR/CAD	760,500	12/5/2013	DUB	1,230	—	1,230
Sell	EUR/CAD	380,500	1/17/2014	BRC	7,271	—	7,271
Sell	EUR/CAD	380,500	1/17/2014	JPM	6,724	—	6,724
Buy	EUR/CAD	380,500	1/17/2014	HUS	3,716	—	3,716
Buy	EUR/CAD	380,500	1/17/2014	FBF	2,194	—	2,194
Sell	EUR/CHF	395,500	1/22/2014	BOA	—	(5,161)	(5,161)
Sell	EUR/CHF	380,000	1/22/2014	DUB	—	(3,897)	(3,897)
Buy	EUR/CHF	185,000	2/12/2014	FBF	209	—	209
Buy	EUR/CHF	185,000	2/12/2014	DUB	209	—	209
Sell	EUR/GBP	341,000	2/12/2014	BOA	6,585	—	6,585
Buy	EUR/GBP	341,000	2/12/2014	FBF	—	(6,314)	(6,314)
Sell	EUR/GBP	364,500	2/12/2014	FBF	—	(6,175)	(6,175)
Buy	EUR/GBP	365,000	2/12/2014	CBK	6,618	—	6,618
Sell	EUR/GBP	365,000	2/12/2014	FBF	—	(2,203)	(2,203)
Buy	EUR/GBP	364,500	2/12/2014	JPM	2,217	—	2,217
Sell	EUR/NOK	540,000	2/12/2014	HUS	—	(409)	(409)
Sell	EUR/NOK	288,000	2/12/2014	HUS	—	(218)	(218)
Sell	EUR/NOK	365,000	2/12/2014	JPM	—	(4,160)	(4,160)
Buy	EUR/NOK	182,500	2/12/2014	UAG	2,324	—	2,324
Buy	EUR/NOK	182,500	2/12/2014	HUS	2,324	—	2,324
Buy	EUR/PLN	180,000	2/12/2014	CBK	1,356	—	1,356
Buy	EUR/PLN	540,000	2/12/2014	HUS	4,068	—	4,068
Buy	EUR/ZAR	673,000	1/10/2014	FBF	1,513	—	1,513

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	213,000	12/4/2013	DUB	$10,571	$—	$10,571
Sell	GBP	213,000	12/4/2013	FBF	—	(6,185)	(6,185)
Sell	GBP	355,000	12/4/2013	BRC	—	(7,314)	(7,314)
Sell	GBP	209,000	12/10/2013	BRC	—	(1,642)	(1,642)
Sell	GBP	27,000	12/12/2013	JPM	—	(1,813)	(1,813)
Sell	GBP	613,000	12/12/2013	GST	—	(26,012)	(26,012)
Buy	GBP	580,000	12/12/2013	BRC	11,560	—	11,560
Buy	GBP	1,770,000	12/16/2013	FBF	100,332	—	100,332
Buy	GBP	70,000	12/16/2013	JPM	1,793	—	1,793
Sell	GBP	3,920,000	12/16/2013	BRC	—	(186,414)	(186,414)
Buy	GBP	2,080,000	12/16/2013	CBK	55,046	—	55,046
Sell	GBP	54,000	12/18/2013	HUS	—	(6,129)	(6,129)
Sell	GBP	213,000	12/18/2013	DUB	—	(11,090)	(11,090)
Sell	GBP	215,000	12/18/2013	DUB	—	(11,194)	(11,194)
Sell	GBP	52,000	12/18/2013	HUS	—	(785)	(785)
Sell	GBP	1,549,000	1/7/2014	BRC	—	(48,798)	(48,798)
Sell	GBP	292,000	1/7/2014	BRC	—	(12,876)	(12,876)
Sell	GBP	167,000	1/7/2014	HUS	—	(5,001)	(5,001)
Sell	GBP	167,000	1/7/2014	BRC	—	(4,878)	(4,878)
Sell	GBP	116,500	1/7/2014	FBF	—	(2,998)	(2,998)
Sell	GBP	122,500	1/7/2014	BRC	—	(2,492)	(2,492)
Sell	GBP	106,500	1/10/2014	JPM	—	(4,693)	(4,693)
Sell	GBP	202,500	1/10/2014	FBF	—	(8,923)	(8,923)
Sell	GBP	126,500	2/7/2014	DUB	—	(3,983)	(3,983)
Buy	GBP	306,169	2/12/2014	CBK	11,842	—	11,842
Sell	GBP	339,500	2/12/2014	FBF	—	(8,955)	(8,955)
Sell	GBP	364,000	2/12/2014	BRC	—	(9,482)	(9,482)
Sell	GBP	355,500	2/12/2014	BRC	—	(9,719)	(9,719)
Sell	GBP	174,500	2/12/2014	BRC	—	(506)	(506)
Buy	GBP/EUR	292,612	2/12/2014	DUB	8,831	—	8,831
Sell	GBP/EUR	290,790	2/12/2014	FBF	—	(6,121)	(6,121)
Buy	GBP/EUR	308,752	2/12/2014	DUB	11,417	—	11,417
Sell	GBP/EUR	306,780	2/12/2014	BRC	—	(12,606)	(12,606)
Sell	GBP/EUR	305,409	2/12/2014	DUB	—	(6,642)	(6,642)
Sell	HUF	2,624,500	1/10/2014	JPM	189	—	189
Buy	IDR	11,330,000,000	1/24/2014	GST	—	(88,754)	(88,754)
Buy	IDR	11,330,000,000	1/24/2014	BRC	—	(89,126)	(89,126)
Buy	INR	302,000,000	1/17/2014	UAG	180,583	—	180,583
Buy	INR	8,000,000	1/17/2014	FBF	2,496	—	2,496
Buy	INR	7,000,000	1/17/2014	CBK	489	—	489
Sell	JPY	2,602,300,000	12/9/2013	DUB	743,448	—	743,448
Sell	JPY	199,700,000	12/9/2013	DUB	46,180	—	46,180
Sell	JPY	82,000,000	12/9/2013	DUB	45,365	—	45,365
Buy	JPY	25,700,000	12/9/2013	HUB	—	(10,331)	(10,331)
Sell	JPY	65,550,393	1/10/2014	BRC	15,313	—	15,313
Sell	JPY	21,375,090	1/10/2014	FBF	5,244	—	5,244
Sell	JPY	65,445,963	1/10/2014	JPM	15,833	—	15,833
Sell	JPY	30,251,000	2/7/2014	FBF	15,380	—	15,380
Buy	JPY	1,459,000	2/7/2014	FBF	—	(659)	(659)
Sell	JPY	21,182,000	2/7/2014	FBF	8,657	—	8,657
Buy	JPY	55,270,000	2/7/2014	CBK	—	(12,484)	(12,484)
Buy	JPY	6,300,000	2/18/2014	FBF	—	(1,942)	(1,942)
Sell	JPY	69,500,000	2/18/2014	DUB	6,734	—	6,734
Sell	KRW	195,657,000	1/10/2014	UAG	—	(2,917)	(2,917)
Buy	KRW	2,090,606,400	1/15/2014	HUS	1,902	—	1,902
Sell	KRW	195,025,000	2/12/2014	UAG	—	(1,023)	(1,023)
Sell	KRW	195,061,250	2/12/2014	BRC	—	(1,096)	(1,096)
Sell	KRW	201,285,000	2/12/2014	BRC	—	(2,216)	(2,216)
Sell	KRW	2,908,000,000	2/21/2014	DUB	—	(32,197)	(32,197)
Buy	KRW	2,908,000,000	2/21/2014	JPM	10,307	—	10,307
Sell	MXN	514,000	12/17/2013	JPM	—	(329)	(329)
Buy	MXN	6,243,500	1/10/2014	DUB	7,344	—	7,344
Sell	MXN	13,804,500	1/10/2014	BRC	2,201	—	2,201
Buy	MXN	13,089,953	1/10/2014	GST	—	(3,968)	(3,968)
Buy	MXN	2,354,328	2/12/2014	FBF	—	(1,312)	(1,312)
Buy	MXN	3,766,925	2/12/2014	DUB	—	(2,100)	(2,100)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	4,708,656	2/12/2014	FBF	$—	$(2,625)	$(2,625)
Sell	MXN	4,783,500	2/12/2014	BRC	—	(3,056)	(3,056)
Sell	MXN	3,836,218	2/12/2014	BRC	—	(3,160)	(3,160)
Sell	MXN	2,880,858	2/12/2014	DUB	2,850	—	2,850
Sell	MXN	1,446,108	2/12/2014	DUB	1,244	—	1,244
Buy	MXN/NZD	8,813,608	2/12/2014	GST	—	(9,796)	(9,796)
Sell	MXN/NZD	8,710,960	2/12/2014	DUB	6,592	—	6,592
Sell	NOK	400,000	1/10/2014	DUB	1,348	—	1,348
Sell	NOK	400,000	1/10/2014	DUB	1,348	—	1,348
Buy	NOK/EUR	4,357,962	2/12/2014	FBF	—	(24,347)	(24,347)
Buy	NOK/EUR	2,324,246	2/12/2014	FBF	—	(12,985)	(12,985)
Buy	NOK/EUR	3,057,065	2/12/2014	HUB	5,549	—	5,549
Sell	NOK/EUR	1,512,021	2/12/2014	FBF	—	(332)	(332)
Sell	NOK/EUR	1,512,663	2/12/2014	FBF	—	(437)	(437)
Buy	NOK/SEK	9,383,000	2/12/2014	FBF	—	(52,420)	(52,420)
Sell	NZD	7,620,000	1/17/2014	BOA	53,355	—	53,355
Sell	NZD	2,760,000	1/17/2014	FBF	88,836	—	88,836
Sell	NZD/CAD	393,250	1/30/2014	HUS	11,500	—	11,500
Buy	NZD/CAD	196,625	1/30/2014	CBK	—	(2,658)	(2,658)
Buy	NZD/CAD	196,625	1/30/2014	BCC	—	(2,658)	(2,658)
Sell	NZD/MXN	818,500	2/12/2014	DUB	16,122	—	16,122
Buy	NZD/MXN	818,500	2/12/2014	HUS	—	(5,128)	(5,128)
Sell	NZD/ZAR	288,000	2/12/2014	FBF	6,864	—	6,864
Buy	PHP	7,779,090	1/8/2014	HUS	—	(3,481)	(3,481)
Buy	PHP	15,591,125	2/12/2014	FBF	—	(4,004)	(4,004)
Buy	PHP	8,128,890	2/12/2014	FBF	—	(855)	(855)
Buy	PHP	15,072,050	2/12/2014	CBK	—	(1,586)	(1,586)
Sell	PLN	580,000	1/24/2014	JPM	304	—	304
Sell	PLN	12,440,000	1/24/2014	JPM	—	(1,370)	(1,370)
Sell	PLN	559,836	2/12/2014	FBF	—	(105)	(105)
Sell	PLN	357,317	2/12/2014	BRC	48	—	48
Sell	PLN	411,333	2/12/2014	UAG	170	—	170
Sell	PLN/EUR	756,759	2/12/2014	BRC	—	(268)	(268)
Sell	PLN/EUR	2,270,278	2/12/2014	FBF	—	(805)	(805)
Buy	PLN/SEK	6,308,500	1/22/2014	FBF	—	(11,368)	(11,368)
Sell	PLN/SEK	3,149,000	1/22/2014	FBF	—	(10,863)	(10,863)
Buy	SEK	2,430,194	1/22/2014	BRC	7,297	—	7,297
Sell	SEK	1,877,080	2/12/2014	DUB	2,098	—	2,098
Buy	SEK	1,916,237	2/12/2014	DUB	3,866	—	3,866
Sell	SEK/NOK	10,242,764	2/12/2014	FBF	18,592	—	18,592
Sell	SEK/PLN	13,208,422	1/22/2014	FBF	30,859	—	30,859
Buy	SEK/PLN	6,715,054	1/22/2014	FBF	19,698	—	19,698
Sell	SGD	258,500	2/7/2014	DUB	2,667	—	2,667
Sell	ZAR	1,503,500	1/10/2014	BRC	3,155	—	3,155
Sell	ZAR	5,019,500	1/10/2014	DUB	7,042	—	7,042
Buy	ZAR	4,829,500	1/10/2014	DUB	—	(4,786)	(4,786)
Buy	ZAR	1,669,500	1/10/2014	DUB	—	(644)	(644)
Sell	ZAR/EUR	9,170,937	1/10/2014	FBF	19,002	—	19,002
Buy	ZAR/NZD	2,433,435	2/12/2014	GST	—	(4,017)	(4,017)

					2,842,720	(1,799,575)	1,043,145

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Goldman GST Cash Collateral	1.0000%	12/31/2030	$(350,000)	$—	$(350,000)
FNMA Nov 30 Single Family	5.5000%	11/01/2041	(8,746,250)	16,250	(8,730,000)
FNMA Dec 30 Single Family	5.5000%	12/01/2099	(17,448,125)	(48,750)	(17,496,875)
FNMA TBA	3.0000%	12/01/2099	(2,962,500)	64,570	(2,897,930)

			$(29,506,875)	$32,070	$(29,474,805)

Glossary

Counterparty Abbreviations:

BCC	Barclays Capital	DUL	Deutsche Bank London	HUB	HSBC Bank PLC
BOA	Bank of America, N.A.	FBF	Credit Suisse International	HUS	HSBC Bank USA
BNP	BNP Paribas, N.A.	GFX	Credit Suisse London Branch	JPM	JPMorgan Chase Bank, N.A.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co. Inc.
CBK	Citibank, N.A.	GSC	Goldman Capital Markets	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	GST	Goldman Sachs International	UAG	UBS AG
				UBL	UBS AG London

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zolty
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	New Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
CLP	Chilean Peco	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Index Abbreviations:

ABX	Asset Backed Securities Index	CDX.IG	Credit Derivatives Index – Investment Grade	iTraxx	Markit iTraxx Europe
CDX	Credit Default Swap Index	CMBX	Commercial Mortgage Backed Securities Index

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Other Abbreviations:

BBR	Bank Bill Rates	CPI	Consumer Price Index	NIBOR	Norwegian Interbank Offered Rate
BBSW	Bank-Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Intere’s Interbancaria de Equilibrio
CD	Certificate of Deposit	IRS	Interest Rate Swap	TELBOR	TelAviv Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate
CDS	Credit Default Swap	LIBOR	London Interbank Offer Rate

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3—Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds, which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Funds’ assets and liabilities. During the period ended November 30, 2013, there were no transfers between levels. As of November 30, 2013, the investments were classified as described below (in thousands):

Zebra Small Cap Equity[1]	Level 1	Level 2		Level 3	Total
Common Stock	$13,498	$—	[2]	$—	$13,498
Short-Term Investments – Money Markets	837	—		—	837

Total Investments in Securities	$14,335	$—		$—	$14,335

Financial Derivative Instruments-Liabilities
Future Contracts	$20	$—		$—	$20

Total Financial Derivative Instruments	$20	$—		$—	$20

Zebra Global Equity[1]	Level 1	Level 2		Level 3	Total
Common Stock	$6,432	$—		$—	$6,432
Short-Term Investments – Money Markets	422	—		—	422

Total Investments in Securities	$6,854	$—		$—	$6,854

Financial Derivative Instruments-Liabilities
Future Contracts	$5	$—		$—	$5

Total Financial Derivative Instruments	$5	$—		$—	$5

The London Company Income Equity[1]	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,918	$—	$—	$1,918
Common Stock	131,971	—	—	131,971
Short-Term Investments—Money Markets	13,588	—	—	13,588

Total Investments in Securities	$147,477	$—	$—	$147,477

Financial Derivative Instruments-Liabilities
Future Contracts	$36	$—	$—	$36

Total Financial Derivative Instruments	$36	$—	$—	$36

SiM High Yield Opportunites[1]	Level 1	Level 2	Level 3	Total
Common Stock	$4,758	$—	$—	$4,758
Preferred Stock	—	15,025	—	15,025
Domestic Obligations	—	374,936	—	374,936
Domestic Convertible Obligations	—	5,369	—	5,369
Foreign Convertible Obligations	—	10,659	—	10,659
Foreign Obligations	—	104,733	—	104,733
U.S. Agency Obligations	—	10,890	—	10,890
U.S. Treasury Obligations	—	1,459	—	1,459
Short-Term Investments – Money Markets	8,759	—	—	8,759

Total Investments in Securities	$13,517	$517,702	$—	$536,588

Other Financial instruments—Assets	Level 1	Level 2	Level 3	Total
Credit Default Swap Agreements	$—	$1,005	$—	$1,005
Future Contracts	144	—	—	144

Total other Financial instruments – Assets	$144	$1,005	$—	$1,149

Other Financial instruments—Liabilities	Level 1	Level 2	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$—
Future Contracts	(1,786)	—	—	(1,786)

Total other Financial instruments–Liabilities	$(1,786)	$—	$—	$(1,786)

[1]	Refer to the Schedule of Investments for Industry Information.

Flexible Bond Fund [1]	Level 1	Level 2	Level 3	Total
Preferred Stock	$48	$628	$—	$676
Domestic Convertible Obligations	—	3,097	—	3,097
Domestic Obligations	—	83,428	—	83,428
Foreign Convertible Obligations	—	2,972	—	2,972
Foreign Obligations	—	76,044	—	76,044
Asset-Backed Obligations	—	4,144	208	4,352
Commercial Mortgage-Backed Obligations	—	25,979	—	25,979
U.S. Agency Mortgage-Backed Obligations	—	14,192	—	14,192
U.S. Agency Obligations	—	13,048	—	13,048
U.S. Treasury Obligations	—	55,210	—	55,210
Short-Term Investments
Other Investment Companies	18,597	—	—	18,597
Certificate of Deposits	—	730	—	730
U.S. Treasury Bills	—	4,915	—	4,915

Total Investments in Securities	$18,645	$284,387	$208	$303,240

Other Financial Instruments—Assets	Level 1	Level 2	Level 3	Total
Purchased options outstanding	$—	$3,279	$—	$3,279
Futures contracts	137	—	—	137
Interest Rate Swap agreements	—	4,124	—	4,124
Credit Default Swap agreements	—	1,169	—	1,169
Forward currency contracts	—	2,842	—	2,842

	$137	$11,415	$—	$11,552

Other Financial Instruments—Liabilities	Level 1	Level 2	Level 3	Total
Short Sales	$—	$(29,125)	$—	$(29,125)
Written options outstanding	—	(3,021)	—	(3,021)
Futures contracts	(1,139)	—	—	(1,139)
Interest Rate Swap agreements	—	(2,031)	—	(2,031)
Credit Default Swap agreements	—	(1,014)	—	(1,014)
Forward currency contracts	—	(1,799)	—	(1,799)

	$(1,139)	$(37,341)	$—	$(38,480)

[1]	Refer to the Schedule of Investments for Industry Information

The following is a reconciliation of Level 3 assets of the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Asset-Backed Obligations	Totals
Beginning Balance as of 8/31/2013	$221	$221
Net Purchases	—	—
Net Sales	—	—
Accrued Discounts/(Premiums)	—	—
Realized Gain/(Loss)	—	—
Net Change in Unrealized Appreciation/(Depreciation)[2]	(13)	(13)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending Balance 11/30/2013	$208	$208

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 11/30/2013*	$(13)	$(13)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Asset-Backed Obligations
Ending Balance as of 11/30/2013	$208
Valuation Technique	Third Party Vendor
Unobservable Inputs	Broker Quote
Input Value(s)	$4.16

*	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

Securities and other Investments

Emerging Markets Debt

The Fund may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Payment In-Kind Securities

The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding as of August 31, 2013 are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Short Sales

The Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of August 31, 2013, short positions were held by the Fund.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of August 31, 2013 for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

Over-the Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2013, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$6,087	$860	$(93)	$767
Zebra Global Equity	12,513	1,991	(169)	1,822
The London Company Income Equity	137,720	11,127	(1,370)	9,757)
SiM High Yield Opportunities	531,315	25,612	(20,339)	5,273
Flexible Bond	305,354	3,854	(6,199)	(2,345)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/ Gene L. Needles, Jr./
Gene L. Needles, Jr.
President

Date: January 29, 2014

By:	/Melinda G. Heika/
Melinda G. Heika
Treasurer

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/ Gene L. Needles, Jr./
Gene L. Needles, Jr.
President

Date: January 29, 2014

By:	/Melinda G. Heika/
Melinda G. Heika
Treasurer

Date: January 29, 2014